UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31

DATE OF REPORTING PERIOD:  DECEMBER 31, 2015

Item 1.	Reports to Stockholders

             The Annual Report to Shareholders follows

First Investors Funds

Tax Exempt Income Fund

Tax Exempt Opportunities Fund

Single State Tax Exempt Funds

■ California
■ Connecticut
■ Massachusetts
■ Michigan
■ Minnesota
■ New Jersey
■ New York
■ North Carolina
■ Ohio
■ Oregon
■ Pennsylvania
■ Virginia

Annual Report	December 31, 2015

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the portfolio manager’s letter reflect those views of the Director of Fixed Income of Foresters Investment Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.forestersfinancial.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Portfolio Manager’s Letter

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

FIRS INVESTORS SINGLE STATE TAX EXEMPT FUNDS

California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the fiscal year ended December 31, 2015. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, as well as state income tax in the case of the single state Funds. One of the Funds, the Tax Exempt Opportunities Fund, has a secondary objective of seeking total return.

Economic Overview and Market Summary

The U.S. economy grew at an approximately 2% rate during the review period. The consumer was the backbone of the economy, supported by the continued decline in the unemployment rate to 5.0%, a seven-year low. Auto sales reached all-time highs and housing starts returned to prerecession levels. Capital spending was muted though, and the continued appreciation of the dollar was a drag on exports. Inflation remained subdued with the year-over-year change in consumer prices at 0.7%, reflecting in part the 30% fall in the price of oil.

At the beginning of the review period, market expectations were that the Federal Reserve (the Fed) would end its zero interest rate policy in mid-2015 based primarily on the relatively low unemployment rate. But the unexpectedly weak first quarter economic growth stayed the Fed’s hand, at which point market expectations shifted to September for a first Fed rate hike. Global financial and economic developments, particularly in China, contributed to substantial financial market volatility in August, including a 10% decline in the U.S. stock market. Consequently, at its September meeting, the Fed again deferred raising interest rates. Finally, in December, the Fed raised the federal funds rate 25 basis points (0.25%) based on the continued decline in the unemployment rate.

Interest rates generally moved higher during the review period. The two-year U. S. Treasury note yield, which is very sensitive to Fed policy, had the largest move, rising from 0.67% to 1.05%, a five-year high. Movements in longer-term interest rates were more muted. Persistently low inflation, a stronger dollar, safe haven demand, and relatively high yields versus the rest of the world capped longer-term U.S. interest rates. The benchmark 10-year U.S. Treasury yield increased from 2.17% to 2.27% during the review period.

The municipal bond market returned 3.6% in 2015, according to Bank of America Merrill Lynch, outperforming other fixed income sectors. The market benefited from strong demand from investors and insulation from many of the factors that roiled other financial markets, such as China’s slowing economy, an appreciating U.S. dollar, and a bear market in commodities. Several high profile credit problems, Puerto Rico in particular, did not affect the broader market as investors viewed them as isolated events.

Portfolio Manager’s Letter (continued)

FIRST INVESTORS TAX EXEMPT INCOME FUND

FIRST INVESTORS TAX EXEMPT OPPORTUNITIES FUND

FIRS INVESTORS SINGLE STATE TAX EXEMPT FUNDS

California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey,
New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia

Returns varied considerably among maturities and credit ratings in the municipal bond market. Substantial demand from investors drove down yields on longer-term and lower-rated bonds. As a result, 22+ year maturities and BBB-rated bonds led the market with returns of 4.8% and 4.6%, respectively. In contrast, bonds maturing in 1-5 years returned only 1.2% due in part to higher short-term rates in anticipation of a Fed rate hike (when interest rates rise, bond prices decline).

Fund Performance and Performance Attribution

The table below sets forth the total return performance for 2015 of each Fund on a net asset value basis (“NAV”). Total return takes into account not only dividends and distributions paid for the year, but also the change in each Fund’s NAV that occurred during the year.

Fund	Class A Total Return	Class B Total Return	Advisor Class Total Return	Institutional Class Total Return
Tax Exempt Income Fund	2.53%	1.62%	2.80%	2.69%
Tax Exempt Opportunities Fund	3.08%	2.29%	3.31%	3.24%
California Tax Exempt Fund	3.46%	2.58%	3.74%	3.50%
Connecticut Tax Exempt Fund	2.47%	1.74%	2.00%	2.50%
Massachusetts Tax Exempt Fund	2.49%	1.72%	2.88%	2.62%
Michigan Tax Exempt Fund	2.77%	2.09%	3.01%	2.86%
Minnesota Tax Exempt Fund	1.93%	1.18%	2.23%	2.07%
New Jersey Tax Exempt Fund	2.16%	1.29%	2.52%	2.16%
New York Tax Exempt Fund	2.76%	2.05%	3.13%	2.92%
North Carolina Tax Exempt Fund	2.42%	1.57%	2.69%	2.48%
Ohio Tax Exempt Fund	2.39%	1.45%	1.19%	2.65%
Oregon Tax Exempt Fund	2.39%	1.53%	2.69%	2.48%
Pennsylvania Tax Exempt Fund	2.79%	1.90%	3.07%	2.93%
Virginia Tax Exempt Fund	2.11%	1.11%	2.24%	2.24%

The returns of the First Investors Tax Exempt Funds were generally in-line with their benchmark, the Bank of America Merrill Lynch U.S. Municipal Securities Index, after adjusting for expenses. Reflecting the better performance of long-term municipal bonds, the Funds with longer durations (duration is a measurement of interest rate risk), such as the Tax Exempt Opportunities Fund, generally had higher returns, while Funds with shorter durations, such as the Minnesota Fund, generally had lower returns. The strong performance of the California Fund reflected the higher returns of California bonds in general, compared to the broad market.

In addition to their total return, the Funds provided a high level of tax-exempt income to shareholders. Management of the Funds focused on maintaining each Fund’s yield to the extent possible. The Funds generally remained fully invested throughout the review period in order to provide as high a level of tax-exempt income as possible, particularly given the minimal returns on cash investments.

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, Foresters Investment Management Company, Inc.

January 29, 2016

Understanding Your Fund’s Expenses (unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares and, in certain circumstances, on Class A shares where a sales charge on the purchase payment was waived); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2015, and held for the entire six-month period ended December 31, 2015. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses (unaudited)

TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	0.95%
Actual		$1,000.00	$1,021.92	$4.84
Hypothetical**		$1,000.00	$1,020.42	$4.84
Class B Shares	1.71%
Actual		$1,000.00	$1,017.39	$8.70
Hypothetical**		$1,000.00	$1,016.59	$8.69
Advisor Class Shares	0.64%
Actual		$1,000.00	$1,023.26	$3.26
Hypothetical**		$1,000.00	$1,021.98	$3.26
Institutional Class Shares	0.63%
Actual		$1,000.00	$1,023.21	$3.21
Hypothetical**		$1,000.00	$1,022.03	$3.21

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

TAX EXEMPT INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.53%	1.62%	2.80%	2.69%	3.55%
Five Years	5.04%	4.25%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.19%	3.60%	2.44%	2.51%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.36%)	(2.31%)	2.80%	2.69%
Five Years	3.79%	3.91%	N/A	N/A
Ten Years or Since Inception**	3.57%	3.60%	2.44%	2.51%
S.E.C 30-Day Yield***	1.42%	0.74%	1.78%	1.79%

The graph compares a $10,000 investment in the First Investors Tax Exempt Income Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.41%), 3.75% and 3.53%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.38%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.36%), 3.87% and 3.56%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.69%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.75% and 2.39%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.73%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.64% and 2.45%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.74%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

TAX EXEMPT INCOME FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.4%
		Alabama—.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$5,353,150
		Alaska—.6%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,676,992
		Arizona—2.8%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,470,800
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,716,149
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033	5,348,650
			18,535,599
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039	5,564,500
		California—4.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,597,200
		California State General Obligation:
5,000	M	5.25% 9/1/2030	6,120,350
5,000	M	5% 11/1/2030	6,015,450
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,471,750
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,518,850
			28,723,600
		Colorado—.9%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,627,600
		District of Columbia—1.7%
5,000	M	District of Columbia GO 6% 6/1/2021	6,169,050
5,000	M	District of Columbia Rev. 5.5% 8/15/2017 (a)	5,376,950
			11,546,000
		Florida—11.1%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,681,750
5,000	M	Duval County School Board COP 5.25% 7/1/2035	5,494,250
1,340	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	1,407,469
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	6,106,430
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,686,950
4,305	M	Lee County Airport Rev. 5% 10/1/2033	4,992,466
5,000	M	Manatee County School Board COP 5.625% 7/1/2031	5,822,050
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,557,500

Principal Amount		Security	Value
		Florida (continued)
$5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	$5,636,900
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,650,800
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,440,350
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,560,150
5,000	M	Orange County School Board COP 5.5% 8/1/2034	5,556,800
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,447,900
			74,041,765
		Georgia—5.9%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	5,766,950
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019	10,486,852
5,000	M	5.25% 11/1/2034	5,607,400
5,000	M	5% 11/1/2035	5,884,300
5,440	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031	5,750,026
5,000	M	JPMorgan Chase Putters 8.08% 1/1/2017 (b)	5,571,700
			39,067,228
		Illinois—9.1%
25,000	M	Chicago Board of Education Lease Certificates: 6% 1/1/2020	26,955,750
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041	6,023,250
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 1/1/2022	5,436,250
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033	5,406,350
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2030	8,112,020
3,320	M	Regional Transportation Auth. 7.75% 6/1/2019	3,714,549
5,000	M	Springfield Electric Rev. 5% 3/1/2016 (a)	5,039,100
			60,687,269
		Indiana—2.9%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)	8,207,215
1,725	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029	1,799,468
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,023,556
			19,030,239
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,372,500

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2015

Principal Amount		Security	Value
		Louisiana—1.2%
$10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	$7,663,823
		Maine—.4%
2,220	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	2,435,584
		Massachusetts—3.0%
2,595	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	2,812,513
5,000	M	Massachusetts St. GO 5% 7/1/2037	5,934,950
5,000	M	Massachusetts St. Health & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,593,700
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 8.194% 2/1/2016 (b)	5,823,481
			20,164,644
		Michigan—6.2%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,882,450
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,647,950
10,000	M	Michigan State Grant Antic. Bonds 5.25% 9/15/2025	10,720,900
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,751,850
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,881,410
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,041,069
			40,925,629
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028	5,557,050
		Montana—.2%
1,465	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	1,533,020
		Nevada—.9%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,592,250
		New Jersey—3.4%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,697,300
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,532,200
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030	5,713,400
5,000	M	5% 1/1/2043	5,583,450
			22,526,350
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	5,420,550

Principal Amount		Security	Value
		New York—12.7%
$22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	$27,376,800
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5% 11/1/2038	8,466,000
5,000	M	5% 8/1/2042	5,745,550
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040	4,489,491
10,000	M	New York University 5.75% 7/1/2027	12,608,500
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035	5,796,300
5,000	M	5% 2/15/2037	5,768,950
5,000	M	State University 5.875% 5/15/2017	5,212,150
7,780	M	Port Authority of New York & New Jersey Drivers 7.981% 2/15/2017 (b)	8,838,391
			84,302,132
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	5,506,950
		Ohio—2.9%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,647,450
3,710	M	Jefferson County GO 5.75% 12/1/2019	4,073,580
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,652,250
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,130	M	6.125% 9/1/2028	1,176,793
2,270	M	5.85% 9/1/2033	2,406,926
			18,956,999
		Pennsylvania—3.5%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,754,000
6,000	M	Pennsylvania State Turnpike Commission 5% 12/1/2043	6,763,260
5,000	M	Philadelphia GO 7.125% 7/15/2016 (a)	5,182,250
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,796,950
			23,496,460
		Rhode Island—1.2%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,724,640

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

December 31, 2015

Principal Amount		Security	Value
		South Carolina—1.7%
$5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	$5,910,550
5,000	M	South Carolina State Pub. Svc. Auth. Rev. 5.25% 12/1/2055	5,651,600
			11,562,150
		Texas—9.1%
5,000	M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029	5,202,900
		Hitchcock Independent School District General Obligation:
4,385	M	5.25% 2/15/2018 (a)	4,786,271
615	M	5.25% 2/15/2030	666,273
		Houston Utilities Systems Wtr. & Swr. Revenue:
5,000	M	5% 11/15/2027	5,360,850
5,000	M	5.125% 11/15/2032	5,601,600
5,000	M	JP Morgan Chase Putters 7.983% 2/1/2030 (b)	6,169,200
5,000	M	Medina Valley Indpt. School District GO ROLS 8.194% 8/15/2015 (b)	5,487,000
10,000	M	North Texas Tollway Auth. Rev. 5.125% 1/1/2028	10,646,200
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,616,950
5,000	M	Texas State GO 5% 10/1/2044	5,797,700
5,000	M	Waco Independent School District GO 5.25% 8/15/2017 (a)	5,361,050
			60,695,994
		Washington—3.9%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045	5,916,050
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033	5,655,550
7,000	M	Providence Health 5.25% 10/1/2033	7,682,570
5,500	M	Washington State ROLS 9.647% 7/1/2016 (b)	6,402,220
			25,656,390
		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	4,921,425

Principal Amount		Security		Value
		Wisconsin—4.3%
$12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		$15,215,040
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		7,896,903
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,540,250
				28,652,193
Total Value of Municipal Bonds (cost $592,222,852)			99.4%	660,520,675
Other Assets, Less Liabilities			.6	4,060,704
Net Assets			100.0%	$664,581,379

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2015.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

See notes to financial statements

Fund Expenses (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	0.98%
Actual		$1,000.00	$1,030.09	$5.01
Hypothetical**		$1,000.00	$1,020.27	$4.99
Class B Shares	1.70%
Actual		$1,000.00	$1,026.25	$8.68
Hypothetical**		$1,000.00	$1,016.64	$8.64
Advisor Class Shares	0.84%
Actual		$1,000.00	$1,031.29	$4.30
Hypothetical**		$1,000.00	$1,020.98	$4.28
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,031.79	$3.33
Hypothetical**		$1,000.00	$1,021.93	$3.31

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

Comparison of change in value of $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) and the Bank of Americ (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	3.08%	2.29%	3.31%	3.24%	3.55%
Five Years	5.85%	5.10%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.96%	4.36%	2.72%	2.82%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(2.84%)	(1.69%)	3.31%	3.24%
Five Years	4.61%	4.77%	N/A	N/A
Ten Years or Since Inception**	4.34%	4.36%	2.72%	2.82%
S.E.C 30-Day Yield***	1.07%	0.46%	1.19%	1.31%

The graph compares a $10,000 investment in the First Investors Tax Exempt Opportunities Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

TAX EXEMPT OPPORTUNITIES FUND

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.89%), 4.56% and 4.28%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.02%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.74%), 4.73% and 4.30%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.41%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.26% and 2.67%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.14%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.19% and 2.77%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.26%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.1%
		Alabama—1.1%
$2,500	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$2,907,950
		Alaska—1.3%
		Matanuska-Susitna Boro Lease Revenue:
1,930	M	6% 9/1/2019 (a)	2,267,731
1,070	M	6% 9/1/2028	1,243,169
			3,510,900
		Arizona—3.4%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,404,100
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,499,750
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,254,020
			9,157,870
		California—2.6%
1,100	M	Alhambra Unified School District GO 5.25% 8/1/2028	1,233,551
5,000	M	California State GO 5% 4/1/2037	5,820,400
			7,053,951
		Connecticut—.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,080,970
		District of Columbia—1.2%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,377,610
		Florida—8.5%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,834,650
		Broward County School Board Certificates of Participation:
1,000	M	5.125% 7/1/2026	1,100,080
1,000	M	5.25% 7/1/2027	1,100,400
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	5,447,900
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,924,415
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,654,000
			23,061,445
		Georgia—7.2%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,759,250
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	4,053,242
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,942,525
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,654,125
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,002,150
1,795	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,897,297

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2015

Principal Amount		Security	Value
		Georgia (continued)
$2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2038	$2,228,140
			19,536,729
		Hawaii—1.1%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,830,750
		Idaho—.8%
2,000	M	Idaho Health Facs. Auth. Rev. 5% 12/1/2033	2,281,960
		Illinois—6.5%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027	5,356,850
5,000	M	6.5% 1/1/2041	6,023,250
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,832,900
2,000	M	Illinois State GO 5.5% 7/1/2027	2,213,200
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,305,630
			17,731,830
		Indiana—1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028	1,641,705
1,000	M	5.25% 7/15/2029	1,097,550
			2,739,255
		Louisiana—4.2%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,669,320
3,000	M	Louisiana State GO 5% 9/1/2028	3,431,130
645	M	Louisiana State Local Govt. Environmental Facs. 5% 10/1/2037	734,597
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,124,620
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,712,217
1,500	M	Shreveport Water & Sewer Rev. 5% 12/1/2035	1,737,510
			11,409,394
		Massachusetts—2.1%
5,000	M	Massachusetts State GO 5% 8/1/2035	5,832,500
		Michigan—6.3%
5,000	M	Holland Elec. Rev. 5% 7/1/2039	5,754,450
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,900,050
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,158,050

Principal Amount		Security	Value
		Michigan (continued)
		Wayne County Arpt. Auth. Revenue:
$2,500	M	5% 12/1/2042	$2,723,725
1,290	M	5% 12/1/2040	1,464,808
			17,001,083
		Mississippi—2.4%
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,962,495
2,000	M	5.625% 7/1/2039	2,252,960
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,325,490
			6,540,945
		Missouri—2.8%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028	1,095,530
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034	4,434,080
1,000	M	5% 9/1/2037	1,108,520
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 1/15/2017 (a)	1,051,790
			7,689,920
		Nebraska—1.9%
4,400	M	University of Nebraska 5% 5/15/2033	5,288,624
		New Jersey—2.0%
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038	4,361,800
1,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	1,134,780
			5,496,580
		New York—13.3%
4,050	M	Nassau County GO 5% 4/1/2031	4,502,952
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037	5,645,100
7,000	M	5% 11/1/2038	7,901,600
		New York State Dormitory Authority Revenue:
5,000	M	Columbia University 5% 10/1/2041	5,817,750
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	5,810,850
5,500	M	Port Authority of New York and New Jersey Rev. 5% 10/15/2041	6,416,685
			36,094,937

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

December 31, 2015

Principal Amount		Security	Value
		North Carolina—1.2%
$3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	$3,327,840
		Ohio—3.8%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)	2,243,660
1,000	M	Hamilton County Sales Tax 5% 12/1/2032	1,036,220
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,281,665
5,000	M	University of Cincinnati 5% 6/1/2028	5,798,200
			10,359,745
		Pennsylvania—7.2%
		Allegheny County Port. Auth. Spl. Revenue:
5,000	M	5.25% 3/1/2024	5,851,000
2,000	M	5% 12/1/2040	2,280,060
2,380	M	Beaver County GO 5.55% 11/15/2031	2,562,665
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,764,780
		Pennsylvania Turnpike Comm. Revenue:
2,500	M	5% 12/1/2039	2,827,975
1,000	M	5% 12/1/2044	1,124,610
2,910	M	West Mifflin Area School District GO 5.375% 4/1/2027	3,213,135
			19,624,225
		Rhode Island—1.9%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250	M	Public Schools Financing Program 5.25% 5/15/2029	3,524,755
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,570,353
			5,095,108
		South Dakota—.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)	1,655,565
		Texas—10.7%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,934,700
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,468,300
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031	5,853,350
2,250	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037	2,619,045
		North Texas Tollway Auth. Revenue:
2,000	M	5% 9/1/2031	2,332,700
5,000	M	5% 1/1/2040	5,583,700
1,250	M	Parker County GO 5% 2/15/2029	1,378,762
			29,170,557

Principal Amount		Security		Value
		Utah—.6%
$1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030		$1,533,207
		Washington—2.0%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,487,550
Total Value of Municipal Bonds (cost $240,413,947)				266,879,000
		SHORT-TERM TAX EXEMPT INVESTMENTS—.4%
1,000	M	New York City GO
		Adjustable Rate Note .01% (b) (cost $1,000,000)		1,000,000
Total Value of Municipal Investments (cost $241,413,947)			98.5%	267,879,000
Other Assets, Less Liabilities			1.5	4,136,170
Net Assets			100.0%	$272,015,170

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2015.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation

See notes to financial statements

Fund Expenses (unaudited)

CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	0.95%
Actual		$1,000.00	$1,033.08	$4.87
Hypothetical**		$1,000.00	$1,020.42	$4.84
Class B Shares	1.74%
Actual		$1,000.00	$1,028.32	$8.90
Hypothetical**		$1,000.00	$1,016.44	$8.84
Advisor Class Shares	0.64%
Actual		$1,000.00	$1,034.08	$3.28
Hypothetical**		$1,000.00	$1,021.98	$3.26
Institutional Class Shares	0.63%
Actual		$1,000.00	$1,033.27	$3.23
Hypothetical**		$1,000.00	$1,022.03	$3.21

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

CALIFORNIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	3.46%	2.58%	3.74%	3.50%	3.55%
Five Years	5.88%	5.06%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.60%	3.99%	3.41%	3.44%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(2.46%)	(1.41%)	3.74%	3.50%
Five Years	4.64%	4.73%	N/A	N/A
Ten Years or Since Inception**	3.98%	3.99%	3.41%	3.44%
S.E.C 30-Day Yield***	1.09%	0.55%	1.43%	1.30%

The graph compares a $10,000 investment in the First Investors California Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

CALIFORNIA TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.54%), 4.58% and 3.89%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.99%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.50%), 4.69% and 3.91%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.45%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.65% and 3.34%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.32%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.41% and 3.36%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.20%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

CALIFORNIA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.5%
		Airport—6.5%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,153,510
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,096,760
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,095,130
			3,345,400
		Appropriation—2.2%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,140,960
		Education—8.0%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College) 5.25% 12/1/2031	589,705
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2030	1,180,790
1,000	M	5% 9/1/2033	1,161,270
1,000	M	California State University Rev. 5% 11/1/2037	1,163,620
			4,095,385
		Electric—5.7%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	574,190
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,203,520
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,127,790
			2,905,500
		General Obligation—23.0%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028	1,121,410
1,000	M	Centinela Valley Union School District 5% 8/1/2031	1,155,010
1,000	M	Chico Unified School District 5% 8/1/2026	1,095,370
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,116,980
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029	1,101,270
650	M	Jefferson Unified High School District 6.25% 2/1/2016	653,204
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,131,780
750	M	Natomas Unified School District 5.95% 9/1/2021	816,600
1,000	M	New Haven Unified School District 5% 8/1/2040	1,165,480
1,000	M	San Diego Unified School District 5% 7/1/2040 (a)	1,177,650
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,183,200
			11,717,954

Portfolio of Investments (continued)

CALIFORNIA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		Health Care—8.9%
		California Health Facs. Fin. Auth. Revenue:
$1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031	$1,119,440
500	M	Stanford Hospital 5.25% 11/15/2031	573,660
1,000	M	Sutter Health 5% 8/15/2043	1,157,000
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024	1,094,350
500	M	Sutter Health 5.5% 8/15/2026	581,455
			4,525,905
		Lease—5.8%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029	588,285
1,000	M	5.5% 11/1/2030	1,234,610
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,117,620
			2,940,515
		Other Revenue—1.1%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	549,780
		Other Tax—7.2%
330	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	341,128
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032	1,143,990
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,197,500
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024	1,003,270
			3,685,888
		Pre-Refunded/Escrowed-to-Maturity—6.1%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2017 (b)	804,165
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (b)	1,150,420
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (b)	1,142,250
			3,096,835
		State General Obligation—6.9%
		California State Various Purpose:
1,000	M	5% 9/1/2031	1,194,960
2,000	M	5% 4/1/2037	2,328,160
			3,523,120
		Toll & Turnpike—2.3%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032	1,164,080

Principal Amount		Security		Value
		Transportation—2.3%
$1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		$1,175,980
		Water/Sewer—12.5%
		Los Angeles Wastewater System Revenue:
1,000	M	5% 6/1/2027		1,153,810
1,000	M	5% 6/1/2035		1,197,450
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		565,210
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029		1,117,740
1,000	M	San Diego County Water Authority 5% 5/1/2033		1,186,480
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,158,200
				6,378,890
Total Value of Municipal Bonds (cost $44,982,473)			98.5%	50,246,192
Other Assets, Less Liabilities			1.5	781,047
Net Assets			100.0%	$51,027,239

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	0.95%
Actual		$1,000.00	$1,024.32	$4.85
Hypothetical**		$1,000.00	$1,020.42	$4.84
Class B Shares	1.69%
Actual		$1,000.00	$1,020.29	$8.61
Hypothetical**		$1,000.00	$1,016.69	$8.59
Advisor Class Shares	0.81%
Actual		$1,000.00	$1,019.40	$4.12
Hypothetical**		$1,000.00	$1,021.13	$4.13
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,025.21	$3.27
Hypothetical**		$1,000.00	$1,021.98	$3.26

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

CONNECTICUT TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.47%	1.74%	2.00%	2.50%	3.55%
Five Years	4.70%	3.95%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.07%	3.47%	1.76%	2.25%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.45%)	(2.23%)	2.00%	2.50%
Five Years	3.46%	3.61%	N/A	N/A
Ten Years or Since Inception**	3.45%	3.47%	1.76%	2.25%
S.E.C 30-Day Yield***	0.78%	0.14%	1.21%	0.99%

The graph compares a $10,000 investment in the First Investors Connecticut Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

CONNECTICUT TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.53%), 3.40% and 3.37%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.68%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.32%), 3.56% and 3.39%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.03%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 1.91% and 1.68%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.11%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.42% and 2.17%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.88%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

CONNECTICUT TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.1%
		Appropriation—11.6%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	$1,101,430
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028	1,118,450
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,849,348
			4,069,228
		Education—12.6%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041	1,097,520
1,000	M	Loomis Chafee School 5% 7/1/2030	1,081,340
1,000	M	Wesleyan University 5% 7/1/2035	1,131,960
1,000	M	University of Connecticut 4.75% 2/15/2029	1,096,070
			4,406,890
		Electric—1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030	565,970
		General Obligation—10.4%
1,000	M	Bridgeport 5% 12/1/2023	1,037,990
1,000	M	Hartford 5% 4/1/2031	1,130,240
250	M	Manchester 5% 8/1/2026	313,705
1,000	M	Waterbury 5% 12/1/2032	1,156,760
			3,638,695
		Health Care—4.2%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	553,645
		Middlesex Hospital:
350	M	5% 7/1/2026	390,799
460	M	5% 7/1/2027	511,506
			1,455,950
		Other Revenue—1.7%
500	M	Connecticut State Revolving Fund 5% 3/1/2034	598,200

Portfolio of Investments (continued)

CONNECTICUT TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security		Value
		Other Tax—5.7%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
$1,000	M	5% 11/1/2025		$1,097,820
750	M	5% 8/1/2035		880,935
				1,978,755
		Pre-Refunded/Escrowed-to-Maturity—29.8%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)		1,124,070
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)		1,117,910
1,000	M	Renbrook School 5% 7/1/2017 (a)		1,063,350
1,000	M	Salisbury School 5% 7/1/2018 (a)		1,098,910
1,000	M	Westminster School 5% 7/1/2017 (a)		1,063,350
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)		1,099,430
		Yale-New Haven Hospital:
500	M	5% 7/1/2016 (a)		511,565
500	M	5.25% 7/1/2020 (a)		587,855
1,000	M	Connecticut State Special Tax Obligation Rev. 5% 8/1/2017 (a)		1,067,030
1,500	M	New Haven 5% 3/1/2019 (a)		1,684,635
				10,418,105
		State General Obligation—3.3%
1,000	M	Connecticut State 5% 11/1/2031		1,162,880
		Water/Sewer—17.2%
		Greater New Haven Water Pollution Control:
515	M	5% 8/15/2028		610,296
1,055	M	5% 8/15/2030		1,239,403
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,135,110
500	M	5% 11/1/2042		579,175
1,000	M	South Central Connecticut Regl. Water Auth. Rev. 5.25% 8/1/2029		1,082,360
		Stamford Water Pollution Control Sys.& Fac. Revenue:
400	M	5% 9/15/2030		487,732
750	M	5.5% 8/15/2038		901,785
				6,035,861
Total Value of Municipal Bonds (cost $31,686,696)			98.1%	34,330,534
Other Assets, Less Liabilities			1.9	674,588
Net Assets			100.0%	$35,005,122

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	1.01%
Actual		$1,000.00	$1,026.37	$5.16
Hypothetical**		$1,000.00	$1,020.12	$5.14
Class B Shares	1.70%
Actual		$1,000.00	$1,022.12	$8.66
Hypothetical**		$1,000.00	$1,016.64	$8.64
Advisor Class Shares	0.72%
Actual		$1,000.00	$1,027.46	$3.68
Hypothetical**		$1,000.00	$1,021.58	$3.67
Institutional Class Shares	0.68%
Actual		$1,000.00	$1,027.46	$3.48
Hypothetical**		$1,000.00	$1,021.78	$3.47

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

MASSACHUSETTS TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.49%	1.72%	2.88%	2.62%	3.55%
Five Years	5.01%	4.27%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.10%	3.50%	2.35%	2.34%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.38%)	(2.25%)	2.88%	2.62%
Five Years	3.77%	3.93%	N/A	N/A
Ten Years or Since Inception**	3.48%	3.50%	2.35%	2.34%
S.E.C 30-Day Yield***	0.82%	0.23%	1.13%	1.06%

The graph compares a $10,000 investment in the First Investors Massachusetts Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.47%), 3.71% and 3.36%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.72%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.33%), 3.89% and 3.38%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.13%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.81% and 2.27%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.03%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.55% and 2.27%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.95%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

MASSACHUSETTS TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—96.9%
		Education—34.8%
$1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035	$1,129,540
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston University 5.6% 10/1/2035	1,149,000
1,000	M	Lesley University 5.25% 7/1/2033	1,133,900
500	M	Phillips Academy 5% 9/1/2038	589,375
440	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	465,362
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037	1,064,560
1,000	M	Harvard University 5.5% 11/15/2036	1,129,290
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,155,710
			7,816,737
		General Obligation—8.4%
500	M	Quincy 5% 12/1/2028	569,725
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033	1,102,650
215	M	Worcester 5.5% 8/15/2017	215,955
			1,888,330
		Health Care—4.9%
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027	1,092,400
		Housing—4.8%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,080,790
		Other Revenue—4.9%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028	1,100,740
		Other Tax—10.4%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,171,920
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,165,420
			2,337,340
		Pre-Refunded/Escrowed-to-Maturity—5.0%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2018 (a)	1,126,020
		State General Obligation—5.9%
1,000	M	Massachusetts State 5.5% 8/1/2030	1,320,010
		Toll & Turnpike—5.1%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035	1,132,060

Principal Amount		Security		Value
		Water/Sewer—12.7%
$500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		$587,030
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031		1,146,330
1,000	M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025		1,119,950
				2,853,310
Total Value of Municipal Bonds (cost $19,310,893)			96.9%	21,747,737
Other Assets, Less Liabilities			3.1	685,629
Net Assets			100.0%	$22,433,366

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	1.03%
Actual		$1,000.00	$1,020.00	$5.24
Hypothetical**		$1,000.00	$1,020.02	$5.24
Class B Shares	1.74%
Actual		$1,000.00	$1,017.42	$8.85
Hypothetical**		$1,000.00	$1,016.44	$8.84
Advisor Class Shares	0.79%
Actual		$1,000.00	$1,021.93	$4.03
Hypothetical**		$1,000.00	$1,021.23	$4.02
Institutional Class Shares	0.72%
Actual		$1,000.00	$1,020.41	$3.67
Hypothetical**		$1,000.00	$1,021.58	$3.67

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

MICHIGAN TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.77%	2.09%	3.01%	2.86%	3.55%
Five Years	5.07%	4.32%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.17%	3.57%	2.70%	2.48%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.14%)	(1.88%)	3.01%	2.86%
Five Years	3.84%	3.98%	N/A	N/A
Ten Years or Since Inception**	3.55%	3.57%	2.70%	2.48%
S.E.C 30-Day Yield***	0.86%	0.21%	1.20%	1.07%

The graph compares a $10,000 investment in the First Investors Michigan Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

MICHIGAN TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.22%), 3.78% and 3.47%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.77%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.96%), 3.93% and 3.49%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.11%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.93% and 2.62%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.10%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.77% and 2.41%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.96%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

MICHIGAN TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.3%
		Airport—4.2%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	$838,222
		Combined Utility—2.9%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029	576,915
		Education—12.7%
250	M	Central Michigan University 5% 10/1/2035 (a)	290,568
1,000	M	Ferris State University 5% 10/1/2028	1,085,690
500	M	Western Michigan University 5.25% 11/15/2033	578,345
500	M	University of Michigan 5% 4/1/2040	594,950
			2,549,553
		Electric—3.3%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	653,490
		General Obligation—16.3%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,087,660
1,000	M	Goodrich Area School District 5.5% 5/1/2032	1,165,930
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,028,600
			3,282,190
		Health Care—5.7%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,140,410
		Lease—5.6%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,126,730
		Other Tax—8.2%
500	M	Detroit Distributable State Aid 5% 11/1/2030	535,665
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,121,990
			1,657,655
		Pre-Refunded/Escrowed-to-Maturity—16.4%
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (b)	1,150,370
1,000	M	Troy City School District 5% 5/1/2016 (b)	1,015,690
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (b)	1,131,950
			3,298,010
		State General Obligation—5.5%
1,000	M	Michigan State 5% 11/1/2022	1,106,330

Portfolio of Investments (continued)

MICHIGAN TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security		Value
		Water/Sewer—19.5%
$1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		$1,176,490
1,000	M	Detroit Water Supply System Revenue 5.5% 7/1/2027		1,088,770
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,097,660
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		557,025
				3,919,945
Total Value of Municipal Bonds (cost $18,245,814)			100.3%	20,149,450
Excess of Liabilities Over Other Assets			(0.3)	(63,300)
Net Assets			100.0%	$20,086,150

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	1.01%
Actual		$1,000.00	$1,018.56	$5.14
Hypothetical**		$1,000.00	$1,020.12	$5.14
Class B Shares	1.75%
Actual		$1,000.00	$1,015.07	$8.89
Hypothetical**		$1,000.00	$1,016.39	$8.89
Advisor Class Shares	0.75%
Actual		$1,000.00	$1,019.79	$3.82
Hypothetical**		$1,000.00	$1,021.43	$3.82
Institutional Class Shares	0.70%
Actual		$1,000.00	$1,018.96	$3.56
Hypothetical**		$1,000.00	$1,021.68	$3.57

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

MINNESOTA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	1.93%	1.18%	2.23%	2.07%	3.55%
Five Years	4.58%	3.80%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.11%	3.50%	1.86%	1.88%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.91%)	(2.76%)	2.23%	2.07%
Five Years	3.35%	3.46%	N/A	N/A
Ten Years or Since Inception**	3.49%	3.50%	1.86%	1.88%
S.E.C 30-Day Yield***	0.72%	0.04%	0.99%	0.94%

The graph compares a $10,000 investment in the First Investors Minnesota Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.99%), 3.29% and 3.34%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.63%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.84%), 3.41% and 3.35%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been (0.07%). The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.15% and 1.78%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.89%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 1.98% and 1.81%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.86%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

MINNESOTA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—97.9%
		Airport—2.4%
$500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2026	$520,005
		Appropriation—5.4%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,165,430
		Education—14.4%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	858,023
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028	534,455
250	M	Gustavus Adolfus College 5% 10/1/2031	278,372
		Macalester College:
250	M	5% 3/1/2028	300,913
500	M	5% 6/1/2035	573,125
250	M	University of St. Thomas 5.25% 4/1/2039	261,810
250	M	University of Minnesota 5.25% 12/1/2030	294,270
			3,100,968
		Electric—13.0%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	283,085
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021	536,100
500	M	5% 1/1/2026	535,480
		Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue:
500	M	5.25% 1/1/2030	561,620
250	M	5% 1/1/2041	290,575
500	M	Western Minnesota Municpal Pwr. Agy. 5% 1/1/2036	589,630
			2,796,490
		General Obligation—19.8%
500	M	Bemidji 5% 2/1/2028	569,685
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	770,665
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	537,230
500	M	Hennepin County 5% 12/1/2025	520,265
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	796,073
500	M	Scott County 5% 12/1/2023	536,180
500	M	St. Louis County 5% 12/1/2023	536,180
			4,266,278

Principal Amount		Security	Value
		Health Care—14.1%
$465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	$526,636
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	830,123
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030	282,822
500	M	5.375% 5/1/2031	548,205
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	843,465
			3,031,251
		Housing—4.6%
		Minnesota State Housing Finance Agency:
100	M	Multi-Family Housing 5.05% 7/1/2034	105,697
		Rental Housing Revenue:
250	M	5% 8/1/2030	267,935
300	M	5.05% 8/1/2031	328,356
220	M	5% 8/1/2033	239,210
45	M	Single-Family Housing Rev. 5.9% 7/1/2028	46,633
			987,831
		Lease—8.3%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	644,016
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031	283,352
		State Appropriation:
250	M	5% 8/1/2035	291,285
250	M	5% 8/1/2036	285,348
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029	276,957
			1,780,958
		Other Tax—6.7%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	358,170
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024	1,085,980
			1,444,150

Portfolio of Investments (continued)

MINNESOTA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—9.2%
$500	M	Dakota County Cmnty. Dev. Agy. 5% 7/1/2017 (a)		$528,430
		Minnesota State:
245	M	5% 8/1/2017 (a)		260,940
500	M	5% 6/1/2018 (a)		548,285
500	M	New Brighton 5% 2/1/2017 (a)		521,555
100	M	University of Minnesota 5.75% 7/1/2017		107,499
				1,966,709
Total Value of Municipal Bonds (cost $19,311,856)			97.9%	21,060,070
Other Assets, Less Liabilities			2.1	446,675
Net Assets			100.0%	$21,506,745

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	0.94%
Actual		$1,000.00	$1,024.70	$4.80
Hypothetical**		$1,000.00	$1,020.47	$4.79
Class B Shares	1.73%
Actual		$1,000.00	$1,020.53	$8.81
Hypothetical**		$1,000.00	$1,016.49	$8.79
Advisor Class Shares	0.64%
Actual		$1,000.00	$1,027.01	$3.27
Hypothetical**		$1,000.00	$1,021.98	$3.26
Institutional Class Shares	0.63%
Actual		$1,000.00	$1,025.70	$3.22
Hypothetical**		$1,000.00	$1,022.03	$3.21

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

NEW JERSEY TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.16%	1.29%	2.52%	2.16%	3.55%
Five Years	4.61%	3.83%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.11%	3.50%	1.84%	1.78%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.74%)	(2.65%)	2.52%	2.16%
Five Years	3.38%	3.48%	N/A	N/A
Ten Years or Since Inception**	3.49%	3.50%	1.84%	1.78%
S.E.C 30-Day Yield***	1.37%	0.70%	1.72%	1.64%

The graph compares a $10,000 investment in the First Investors New Jersey Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.82%), 3.32% and 3.43%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.28%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.74%), 3.43% and 3.44%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.60%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.44% and 1.76%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.62%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.08% and 1.70%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.54%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

NEW JERSEY TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.6%
		Appropriation—11.9%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028	$1,234,670
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028	1,053,890
1,000	M	5.75% 10/1/2031	1,108,410
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue
1,000	M	5.5% 12/15/2020	1,137,390
1,000	M	5.5% 12/15/2038	1,090,450
			5,624,810
		Education—16.4%
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036	1,147,340
1,000	M	5% 7/1/2039	1,124,320
1,000	M	New Jersey City University 5% 7/1/2028	1,076,650
1,000	M	Princeton University 5% 7/1/2034	1,134,480
		Rowan University:
1,000	M	5% 7/1/2025	1,086,640
1,000	M	5% 7/1/2026	1,085,090
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,106,440
			7,760,960
		General Obligation—26.3%
1,000	M	Bayonne 5.25% 7/1/2027	1,089,740
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,155,660
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,139,460
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys.
		5.125% 1/1/2025	1,044,580
1,000	M	Elizabeth 5.25% 4/15/2027	1,137,610
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,302,290
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,102,540
1,000	M	Jersey City 5% 1/15/2026	1,088,800
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	1,169,350
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,146,670
415	M	Montclair Twp. 5% 1/1/2037	475,868
500	M	Passaic County Impt. Auth. Rev. 5% 8/1/2031	585,465
			12,438,033

Principal Amount		Security	Value
		Health Care—6.9%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
$2,000	M	Hackensack University Medical Center 5.25% 1/1/2031	$2,138,220
1,000	M	Virtua Health 5.5% 7/1/2038	1,124,600
			3,262,820
		Housing—6.3%
600	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028	621,714
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038	2,349,720
			2,971,434
		Industrial Development Revenue/Pollution Control Revenue—4.2%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,008,173
		Lease—9.5%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,227,070
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040	1,161,240
		New Jersey State COP Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027	1,068,910
1,000	M	5.25% 6/15/2028	1,068,910
			4,526,130
		Other Tax—1.5%
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027	715,475
		Pre-Refunded/Escrowed-to-Maturity—3.5%
520	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	535,439
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)	1,115,590
			1,651,029
		Toll & Turnpike—7.2%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030	1,168,410
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029	1,155,460
1,000	M	5% 1/1/2031	1,113,960
			3,437,830
		Transportation—2.4%
1,000	M	Port Authority of New York & New Jersey
		5% 10/15/2031	1,139,380

Portfolio of Investments (continued)

NEW JERSEY TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security		Value
		Water/Sewer—2.5%
$1,000	M	Passaic Valley Water Commission 5% 12/15/2029		$1,173,340
Total Value of Municipal Bonds (cost $42,488,487)			98.6%	46,709,414
Other Assets, Less Liabilities			1.4	645,616
Net Assets			100.0%	$47,355,030

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	0.90%
Actual		$1,000.00	$1,028.05	$4.60
Hypothetical**		$1,000.00	$1,020.67	$4.58
Class B Shares	1.62%
Actual		$1,000.00	$1,024.50	$8.27
Hypothetical**		$1,000.00	$1,017.04	$8.24
Advisor Class Shares	0.61%
Actual		$1,000.00	$1,029.91	$3.12
Hypothetical**		$1,000.00	$1,022.13	$3.11
Institutional Class Shares	0.58%
Actual		$1,000.00	$1,029.16	$2.97
Hypothetical**		$1,000.00	$1,022.29	$2.96

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

NEW YORK TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.76%	2.05%	3.13%	2.92%	3.55%
Five Years	4.88%	4.13%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.12%	3.53%	2.38%	2.42%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.17%)	(1.91%)	3.13%	2.92%
Five Years	3.65%	3.78%	N/A	N/A
Ten Years or Since Inception**	3.50%	3.53%	2.38%	2.42%
S.E.C 30-Day Yield***	1.24%	0.63%	1.58%	1.45%

The graph compares a $10,000 investment in the First Investors New York Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.26%), 3.59% and 3.45%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.14%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.00%), 3.74% and 3.48%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.52%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 3.05% and 2.30%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.48%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.83% and 2.34%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.36%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

NEW YORK TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.8%
		Appropriation—8.5%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$2,320,680
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033	1,152,220
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,538,140
1,000	M	Mental Health Services 5% 2/15/2033	1,093,380
1,500	M	State University 5.25% 5/15/2021	1,780,695
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	3,009,786
			12,894,901
		Education—17.0%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	567,235
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030	1,119,500
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,171,930
1,210	M	5% 7/1/2039	1,398,470
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021	2,686,050
1,000	M	Columbia University 5% 10/1/2041	1,163,550
3,000	M	Cornell University 5% 7/1/2040	3,409,740
1,000	M	Fordham University 5% 7/1/2028	1,173,160
		New York University:
1,610	M	6% 7/1/2018	1,805,502
2,000	M	5% 7/1/2030	2,389,060
1,000	M	5% 7/1/2037	1,165,920
1,200	M	Pratt Institute 5% 7/1/2034	1,324,548
500	M	Skidmore College 5% 7/1/2027	573,695
550	M	State University of New York 5% 7/1/2037	643,813
3,500	M	The New School 5.5% 7/1/2043	4,015,760
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,181,810
			25,789,743
		Electric—4.7%
		Long Island Power Auth. Elec. Revenue:
5,000	M	5.5% 5/1/2033	5,705,750
1,200	M	5% 9/1/2044	1,356,492
			7,062,242

Principal Amount		Security	Value
		General Obligation—15.7%
$5,000	M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026	$5,339,950
500	M	Haverstraw-Stony Point Central School Dist. 5% 10/15/2036	581,990
1,000	M	Monroe County 5% 6/1/2029	1,090,910
4,465	M	Nassau County 5% 10/1/2029	4,983,565
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,679,914
1,000	M	Master Boces Program 5% 8/15/2028	1,100,720
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031	1,120,440
3,400	M	Croton Hudson 5.625% 10/1/2029	3,882,392
			23,779,881
		Health Care—1.7%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	719,044
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,288,850
500	M	6% 7/1/2036	572,205
			2,580,099
		Housing—2.1%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,176,140
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026	2,032,777
			3,208,917
		Lease—3.8%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,406,025
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,169,980
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027	3,215,875
			5,791,880
		Other Tax—22.1%
5,000	M	JPMorgan Chase Putters 7.973% 12/15/2024 (a)	6,073,700
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028	2,903,175
1,000	M	5% 11/1/2033	1,151,540
3,000	M	5% 11/1/2038	3,386,400
2,000	M	5% 8/1/2042	2,298,220
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,158,530

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		Other Tax (continued)
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
$2,500	M	5% 3/15/2026	$2,791,525
3,000	M	5.75% 3/15/2036	3,436,080
		Sales Tax Revenue:
3,500	M	5% 3/15/2038	3,995,460
3,500	M	5% 3/15/2042	4,096,750
2,000	M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027	2,160,720
			33,452,100
		Pre-Refunded/Escrowed-to-Maturity—6.6%
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (b)	3,374,220
		New York State Dormitory Authority Revenue:
105	M	Judicial Facs. Lease 7.375% 7/1/2016	108,374
1,000	M	St. John's University 5% 7/1/2017 (b)	1,063,350
3,645	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	3,818,065
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2018 (b)	1,678,695
			10,042,704
		Transportation—10.5%
		Metropolitan Trans. Auth. New York Revenue:
5,000	M	5% 11/15/2029	5,831,200
1,000	M	5% 11/15/2031	1,037,010
3,110	M	New York State Thruway Authority Rev.
		Highway & Bridge Trust Fund Auth. 5% 4/1/2027	3,350,559
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031	5,696,900
			15,915,669
		Water/Sewer—6.1%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029	590,750
250	M	5% 7/1/2030	293,322
250	M	5% 7/1/2031	291,965
300	M	5% 7/1/2032	349,008
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021	3,422,100
2,000	M	5% 6/15/2032	2,308,220
1,000	M	5% 6/15/2043	1,130,700

Principal Amount		Security		Value
		Water/Sewer (continued)
		Western Nassau Cnty. Water Auth. Revenue:
$500	M	5% 4/1/2034		$583,750
300	M	5% 4/1/2035		348,927
				9,318,742
Total Market Value of Municipal Bonds (cost $134,195,079)			98.8%	149,836,878
Other Assets, Less Liabilities			1.2	1,817,814
Net Assets			100.0%	$151,654,692

(a)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2015.

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	1.00%
Actual		$1,000.00	$1,015.38	$5.08
Hypothetical**		$1,000.00	$1,020.17	$5.09
Class B Shares	1.78%
Actual		$1,000.00	$1,011.13	$9.02
Hypothetical**		$1,000.00	$1,016.24	$9.05
Advisor Class Shares	0.72%
Actual		$1,000.00	$1,016.38	$3.66
Hypothetical**		$1,000.00	$1,021.58	$3.67
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,016.43	$3.51
Hypothetical**		$1,000.00	$1,021.73	$3.52

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

NORTH CAROLINA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.42%	1.57%	2.69%	2.48%	3.55%
Five Years	4.67%	3.90%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.23%	3.65%	1.96%	1.90%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.50%)	(2.38%)	2.69%	2.48%
Five Years	3.43%	3.56%	N/A	N/A
Ten Years or Since Inception**	3.62%	3.65%	1.96%	1.90%
S.E.C 30-Day Yield***	0.69%	0.00%	0.97%	0.90%

The graph compares a $10,000 investment in the First Investors North Carolina Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

NORTH CAROLINA TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.58%), 3.37% and 3.50%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.59%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.46%), 3.51% and 3.53%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been (0.10%). The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.60% and 1.88%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.86%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.39% and 1.82%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.78%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

NORTH CAROLINA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.1%
		Combined Utility—11.1%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027	$1,095,000
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,146,540
			2,241,540
		Education—7.3%
750	M	North Carolina State Capital Facs. Fin. Agy. Rev. 5% 10/1/2041	889,905
545	M	University of North Carolina Sys. Pool 5% 10/1/2025	595,364
			1,485,269
		Health Care—16.3%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034	1,101,390
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,104,160
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,109,080
			3,314,630
		Lease—24.6%
1,000	M	Charlotte COP 5% 6/1/2029	1,113,990
1,000	M	Durham County COP 5% 6/1/2027	1,110,300
500	M	Harnett County COP 5% 6/1/2027	540,405
1,000	M	Monroe COP 5.5% 3/1/2034	1,113,880
1,000	M	Salisbury COP 5.625% 3/1/2026	1,099,060
			4,977,635
		Pre-Refunded/Escrowed-to-Maturity—26.2%
		Cabarrus County Certificate of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (a)	882,896
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)	1,118,720
1,000	M	Lincoln County 5.5% 6/1/2018 (a)	1,109,590
500	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019	538,410
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,166,480
455	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)	504,631
			5,320,727
		Toll & Turnpike—5.4%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,099,640

Portfolio of Investments (continued)

NORTH CAROLINA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security		Value
		Water/Sewer—8.2%
$1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		$1,121,280
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2031		533,978
				1,655,258
Total Market Value of Municipal Bonds (cost $18,090,160)			99.1%	20,094,699
Other Assets, Less Liabilities			.9	185,810
Net Assets			100.0%	$20,280,509

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	1.00%
Actual		$1,000.00	$1,020.95	$5.09
Hypothetical**		$1,000.00	$1,020.17	$5.09
Class B Shares	1.91%
Actual		$1,000.00	$1,016.52	$9.71
Hypothetical**		$1,000.00	$1,015.58	$9.70
Advisor Class Shares	0.86%
Actual		$1,000.00	$1,014.08	$4.37
Hypothetical**		$1,000.00	$1,020.87	$4.38
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,022.20	$3.52
Hypothetical**		$1,000.00	$1,021.73	$3.52

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

OHIO TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.39%	1.45%	1.19%	2.65%	3.55%
Five Years	4.67%	3.83%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.16%	3.56%	1.78%	2.59%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.49%)	(2.53%)	1.19%	2.65%
Five Years	3.44%	3.48%	N/A	N/A
Ten Years or Since Inception**	3.55%	3.56%	1.78%	2.59%
S.E.C 30-Day Yield***	0.77%	0.01%	0.91%	1.01%

The graph compares a $10,000 investment in the First Investors Ohio Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.57%), 3.38% and 3.43%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.68%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.61%), 3.44% and 3.43%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.09%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 1.11% and 1.70%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.81%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.57% and 2.51%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.90%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

OHIO TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.9%
		Education—15.4%
$500	M	Kent State University General Receipts 5% 5/1/2042	$555,745
500	M	Ohio St. Higher Educational Fac. Rev. (Univ. of Dayton Proj.) 5.375% 12/1/2030	574,335
1,000	M	University of Akron General Receipts 5% 1/1/2028	1,120,090
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029	1,094,490
			3,344,660
		General Obligation—15.2%
500	M	Defiance City School District 5% 12/1/2039	567,375
400	M	Jefferson County Jail Construction 5.75% 12/1/2019	439,200
1,000	M	Lebanon City School District 5.25% 12/1/2043	1,138,160
500	M	Madison Local School District Richland County 5% 12/1/2034	563,245
500	M	Miami Trace Local School District 5% 12/1/2038 (a)	580,020
			3,288,000
		Health Care—12.9%
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	585,505
1,000	M	Montgomery County Rev. 5.5% 5/1/2034	1,121,590
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,081,040
			2,788,135
		Housing—1.0%
210	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028	218,696
		Lease—5.4%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	1,159,880
		Other Revenue—5.3%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,148,670
		Pre-Refunded/Escrowed-to-Maturity—28.1%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (b)	566,660
1,000	M	Beavercreek County School District 5% 6/1/2019 (b)	1,132,280
1,000	M	Franklin County 5% 12/1/2017 (b)	1,079,380
340	M	Ohio State 5.375% 3/1/2018 (b)	372,691
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (b)	457,404
250	M	6.125% 12/1/2018 (b)	286,775
1,000	M	St. Mary's City School District 5% 6/1/2018 (b)	1,097,030
1,000	M	Wapakoneta City School District 5% 6/1/2018 (b)	1,097,030
			6,089,250

Principal Amount		Security		Value
		State General Obligation—3.3%
$660	M	Ohio State 5.375% 9/1/2028		$718,990
		Toll & Turnpike—1.6%
300	M	Ohio State Turnpike Commission 5% 2/15/2028		347,454
		Water/Sewer—10.7%
1,000	M	Northeast Regional Swr. District Rev. 5% 11/15/2038		1,165,140
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,149,910
				2,315,050
Total Value of Municipal Bonds (cost $19,490,296)			98.9%	21,418,785
Other Assets, Less Liabilities			1.1	244,113
Net Assets			100.0%	$21,662,898

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	0.96%
Actual		$1,000.00	$1,025.34	$4.90
Hypothetical**		$1,000.00	$1,020.37	$4.89
Class B Shares	1.77%
Actual		$1,000.00	$1,020.98	$9.02
Hypothetical**		$1,000.00	$1,016.29	$9.00
Advisor Class Shares	0.65%
Actual		$1,000.00	$1,027.04	$3.32
Hypothetical**		$1,000.00	$1,021.93	$3.31
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,026.45	$3.27
Hypothetical**		$1,000.00	$1,021.98	$3.26

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

OREGON TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.39%	1.53%	2.69%	2.48%	3.55%
Five Years	4.66%	3.87%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.16%	3.57%	1.71%	1.76%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.47%)	(2.44%)	2.69%	2.48%
Five Years	3.42%	3.52%	N/A	N/A
Ten Years or Since Inception**	3.55%	3.57%	1.71%	1.76%
S.E.C 30-Day Yield***	0.82%	0.23%	1.13%	1.01%

The graph compares a $10,000 investment in the First Investors Oregon Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

OREGON TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.56%), 3.36% and 3.46%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.72%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.52%), 3.48% and 3.49%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.13%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.61% and 1.63%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.02%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.40% and 1.68%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.92%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

OREGON TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—96.9%
		Airport—4.4%
		Port of Portland Airport Revenue:
$1,000	M	5% 7/1/2029	$1,099,950
1,000	M	5% 7/1/2031	1,198,080
			2,298,030
		Appropriation—1.3%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	656,615
		Education—7.2%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,139,590
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,444,025
1,000	M	University of Oregon 5% 4/1/2045	1,163,970
			3,747,585
		Electric—4.4%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,261,540
		General Obligation—30.6%
		Beaverton School District #48J:
750	M	5% 6/1/2031	838,365
1,500	M	5.125% 6/1/2036	1,682,430
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,138,500
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,204,750
		Jackson County School District #549C:
1,000	M	5% 12/15/2027	1,080,610
1,000	M	5% 6/15/2030	1,097,880
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,318,610
1,000	M	Marion County School District #103, 5% 6/15/2035	1,184,380
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,165,440
1,225	M	Newport Zero Coupon 6/1/2029	805,425
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	550,295
1,000	M	Salem 5% 6/1/2028	1,107,450
1,000	M	Umatilla County School District #16, 5% 6/15/2033	1,181,940
600	M	Washington and Clackamas Counties School District #23,
		5.25% 6/1/2016	612,456
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023	844,410
			15,812,941

Portfolio of Investments (continued)

OREGON TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		Health Care—12.4%
$1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$1,068,800
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,146,620
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	556,750
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,899,975
1,500	M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032	1,712,100
			6,384,245
		Housing—.5%
230	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	241,553
		Industrial Development Revenue/Pollution Control Revenue—1.1%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	551,285
		Other Tax—3.4%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	561,325
1,000	M	Tri-County Metropolitan Transportation Dist. 5% 9/1/2040	1,183,290
			1,744,615
		Pre-Refunded/Escrowed-to-Maturity—20.8%
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)	1,098,400
1,000	M	Clackamas Community College District 5% 5/1/2016 (a)	1,015,690
1,000	M	Clackamas & Washington Counties Sch. District #3, 5% 6/15/2019 (a)	1,131,820
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (a)	1,122,350
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)	1,089,940
2,000	M	Oregon State Department Trans. Hwy. User Tax Rev. 5% 11/15/2016 (a)	2,077,240
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)	1,132,550
1,000	M	Portland Sewer System Rev. 5% 6/15/2016 (a)	1,021,280
1,000	M	Yamhill County School District #40, 5% 6/15/2017 (a)	1,061,810
			10,751,080
		Water/Sewer—10.8%
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034	590,255
750	M	Lane County Met. Wastewater 5.25% 11/1/2028	824,812
1,000	M	Portland Sewer System Rev. 4.75% 6/15/2025	1,081,870
500	M	Portland Water Sys. Rev. 5% 5/1/2034	565,500
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031	2,531,911
			5,594,348
Total Value of Municipal Bonds (cost $45,547,519)			50,043,837

Principal Amount		Security		Value
		SHORT-TERM TAX EXEMPT INVESTMENTS—.5%
$295	M	Oregon State Facs. Auth. Revenue
		Adjustable Rate Note .24% (b) (cost $295,000)		$294,717
Total Value of Municipal Investments (cost $45,842,519)			97.4%	50,338,554
Other Assets, Less Liabilities			2.6	1,319,199
Net Assets			100.0%	$51,657,753

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2015.

See notes to financial statements

Fund Expenses (unaudited)

PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	0.96%
Actual		$1,000.00	$1,022.33	$4.89
Hypothetical**		$1,000.00	$1,020.37	$4.89
Class B Shares	1.74%
Actual		$1,000.00	$1,018.25	$8.85
Hypothetical**		$1,000.00	$1,016.44	$8.84
Advisor Class Shares	0.67%
Actual		$1,000.00	$1,024.08	$3.42
Hypothetical**		$1,000.00	$1,021.83	$3.41
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,023.38	$3.32
Hypothetical**		$1,000.00	$1,021.93	$3.31

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

PENNSYLVANIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.79%	1.90%	3.07%	2.93%	3.55%
Five Years	5.23%	4.43%	N/A	N/A	5.65%
Ten Years or Since Inception**	4.48%	3.87%	2.61%	2.52%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.09%)	(2.05%)	3.07%	2.93%
Five Years	3.99%	4.09%	N/A	N/A
Ten Years or Since Inception**	3.86%	3.87%	2.61%	2.52%
S.E.C 30-Day Yield***	0.90%	0.34%	1.24%	1.08%

The graph compares a $10,000 investment in the First Investors Pennsylvania Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

Cumulative Performance Information (unaudited) (continued)

PENNSYLVANIA TAX EXEMPT FUND

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.18%), 3.93% and 3.78%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.81%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.14%), 4.04% and 3.80%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.24%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.98% and 2.53%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 1.13%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.84% and 2.44%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.97%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

PENNSYLVANIA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.9%
		Airport—3.0%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029	$1,060,150
		Appropriation—3.2%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,100,940
		Education—4.9%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,120,680
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	581,085
			1,701,765
		General Obligation—35.0%
955	M	Beaver County 5.55% 11/15/2031	1,028,296
500	M	Boyertown Area School District 5% 10/1/2036	572,975
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032	1,115,000
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	1,075,190
1,000	M	Easton Area School District 5.2% 4/1/2028	1,079,360
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,102,890
1,000	M	Methacton School District 6.375% 3/1/2024	1,110,210
1,000	M	Penn Delco School District 5% 6/1/2034	1,148,560
965	M	Philadelphia School District 6% 9/1/2038	1,069,857
700	M	Reading 6.25% 11/1/2033	782,894
1,000	M	Scranton School District 5% 7/15/2027	1,049,010
1,000	M	West Mifflin Area School District 5.375% 4/1/2028	1,102,750
			12,236,992
		Health Care—15.8%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,120,170
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,172,580
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,097,830
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,114,800
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	567,990
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	466,120
			5,539,490
		Other Tax—5.0%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,170,200
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	565,140
			1,735,340

Portfolio of Investments (continued)

PENNSYLVANIA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—6.1%
$860	M	Daniel Boone Area School District 5% 8/15/2018 (a)		$949,045
200	M	Philadelphia 7% 7/15/2016 (a)		207,156
300	M	Reading 6.25% 11/1/2018 (a)		343,746
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)		636,713
				2,136,660
		Toll & Turnpike—9.6%
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2028		1,102,500
1,000	M	5% 6/1/2029		1,109,340
1,000	M	5% 12/1/2030		1,158,280
				3,370,120
		Water/Sewer—16.3%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,131,560
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		574,275
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,113,360
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		581,735
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,159,390
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,143,260
				5,703,580
Total Value of Bonds (cost $31,016,893)			98.9%	34,585,037
Other Assets, Less Liabilities			1.1	374,532
Net Assets			100.0%	$34,959,569

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (7/1/15)	Ending Account Value (12/31/15)	Expenses Paid During Period (7/1/15-12/31/15)*
Class A Shares	0.95%
Actual		$1,000.00	$1,024.31	$4.85
Hypothetical**		$1,000.00	$1,020.42	$4.84
Class B Shares	1.98%
Actual		$1,000.00	$1,019.38	$10.08
Hypothetical**		$1,000.00	$1,015.23	$10.06
Advisor Class Shares	0.84%
Actual		$1,000.00	$1,025.48	$4.29
Hypothetical**		$1,000.00	$1,020.98	$4.28
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,025.35	$3.27
Hypothetical**		$1,000.00	$1,021.98	$3.26

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2015, and are based on the total value of investments.

Cumulative Performance Information (unaudited)

VIRGINIA TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) and the Bank of America (“BofA”) Merrill Lynch Municipal Securities Master Index.

	Average Annual Total Returns*
N.A.V. Only	Class A	Class B	Advisor Class	Institutional Class	BofA Merrill Lynch Municipal Index
One Year	2.11%	1.11%	2.24%	2.24%	3.55%
Five Years	4.46%	3.62%	N/A	N/A	5.65%
Ten Years or Since Inception**	3.95%	3.35%	1.81%	2.00%	4.84%+

S.E.C. Standardized	Class A	Class B	Advisor Class	Institutional Class
One Year	(3.77%)	(2.85%)	2.24%	2.24%
Five Years	3.23%	3.27%	N/A	N/A
Ten Years or Since Inception**	3.33%	3.35%	1.81%	2.00%
S.E.C 30-Day Yield***	0.78%	0.32%	0.76%	0.95%

The graph compares a $10,000 investment in the First Investors Virginia Tax Exempt Fund (Class A shares) beginning 12/31/05 with a theoretical investment in the BofA Merrill Lynch Municipal Securities Master Index (the “Index”). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares, Advisor Class shares and Institutional Class shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*

Average Annual Total Return figures (for the periods ended 12/31/15) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75%. The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). The Advisor Class and Institutional Class “S.E.C. Standardized” returns shown are the same as the N.A.V. Only returns since these classes are sold without sales charges. During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.85%), 3.17% and 3.25%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.68%. The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.93%), 3.23% and 3.27%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.22%. The Advisor Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.16% and 1.74%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.66%. The Institutional Class “S.E.C. Standardized” Average Annual Total Return for One Year and Since Inception would have been 2.15% and 1.92%, respectively, and the S.E.C. 30-Day Yield for December 2015 would have been 0.84%. Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Index figures are from Bank of America Merrill Lynch & Co. and all other figures are from Foresters Investment Management Company, Inc.

**	The Since Inception returns are for Advisor Class shares and Institutional Class shares and are for the periods beginning 5/1/2013 (commencement of operations for those classes).

***	The S.E.C. 30-Day Yield shown is for December 2015.

+	The Index return shown in the table is for ten years. The Index return since inception of the Advisor Class shares and Institutional Class shares is 3.14%.

Portfolio of Investments

VIRGINIA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security	Value
		MUNICIPAL BONDS—95.4%
		Airport—6.5%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	$1,080,850
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
1,000	M	5% 10/1/2026	1,118,530
500	M	5% 10/1/2034	587,205
			2,786,585
		Appropriation—7.4%
		Arlington County Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029	564,670
500	M	5% 2/15/2030	564,670
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2034	2,031,505
			3,160,845
		Combined Utility—4.0%
		Richmond Public Util. Revenue:
500	M	5% 1/15/2038	579,165
1,000	M	5% 1/15/2040	1,102,150
			1,681,315
		Education—4.0%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,114,300
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	586,855
			1,701,155
		Electric—.2%
100	M	Louisa Indl. Dev. Auth. Poll. Ctl. Revenue .7% 11/1/2035 (a)	100,053
		General Obligation—9.5%
1,000	M	Norfolk 5% 8/1/2034	1,162,700
1,000	M	Portsmouth 5% 2/1/2035	1,155,730
500	M	Powhatan Cnty. 5% 1/15/2032	558,385
1,000	M	Suffolk 5% 6/1/2028	1,166,600
			4,043,415
		Health Care—6.6%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,119,760
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,116,150
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	568,930
			2,804,840

Principal Amount		Security	Value
		Lease—10.9%
$1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	$1,146,810
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,211,610
1,000	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,164,190
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,121,590
			4,644,200
		Other Revenue—8.2%
1,000	M	Rappahannock Redl. Jail Facs. Rev. 5% 10/1/2035	1,185,600
		Virginia St. Res. Auth. Infrastructure Revenue:
600	M	5% 11/1/2029	670,044
430	M	5% 11/1/2033	474,066
1,000	M	5% 11/1/2045	1,175,700
			3,505,410
		Pre-Refunded/Escrowed-to-Maturity—28.7%
865	M	Bedford County Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (b)	879,160
1,000	M	Danville 5% 8/1/2019 (b)	1,138,920
410	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (b)	447,306
500	M	Hanover County 5.25% 1/15/2021 (b)	596,575
1,000	M	Hopewell 5.875% 7/15/2019 (b)	1,167,870
1,000	M	New Kent County Econ. Dev. Auth. Lease Rev. 5% 2/1/2017 (b)	1,046,910
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (b)	1,110,320
530	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	556,972
1,000	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (b)	1,028,260
		Virginia State Public School Authority Revenue:
1,000	M	5% 8/1/2016 (b)	1,026,930
1,000	M	5% 8/1/2019 (b)	1,136,270
		Virginia St. Res. Auth. Infrastructure Revenue:
515	M	5% 11/1/2018 (b)	572,932
400	M	5% 11/1/2019 (b)	457,172
1,000	M	Waynesboro 5% 1/15/2017 (b)	1,045,340
			12,210,937
		Toll & Turnpike—1.3%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053	535,585
		Transportation—2.6%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,122,740

Portfolio of Investments (continued)

VIRGINIA TAX EXEMPT FUND

December 31, 2015

Principal Amount		Security		Value
		Water/Sewer—5.5%
$590	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		$637,625
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		576,570
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,145,740
				2,359,935
Total Value of Municipal Bonds (cost $37,270,919)				40,657,015
		SHORT-TERM TAX EXEMPT INVESTMENTS—.9%
400	M	Suffolk Redev. & Hsg. Auth. Rev.
		Adjustable Rate Note .03% (a) (cost $400,000)		400,000
Total Value of Municipal Investments (cost $37,670,919)			96.3%	41,057,015
Other Assets, Less Liabilities			3.7	1,563,490
Net Assets			100.0%	$42,620,505

(a)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at December 31, 2015.

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

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Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Assets
Investments in securities:
At identified cost	$592,222,852	$241,413,947
At value (Note 1A)	$660,520,675	$267,879,000
Cash	—	856,680
Receivables:
Interest	10,779,410	3,648,210
Investment securities sold	—	181,636
Shares sold	464,129	140,270
Other assets	28,994	11,924
Total Assets	671,793,208	272,717,720

Liabilities
Cash overdraft	6,166,147	—
Payables:
Investment securities purchased	—	—
Dividends payable	492,812	100,620
Shares redeemed	152,810	431,210
Accrued advisory fees	309,671	126,652
Accrued shareholder servicing costs	25,551	15,185
Accrued expenses	64,838	28,883
Total Liabilities	7,211,829	702,550
Net Assets	$664,581,379	$272,015,170

Net Assets Consist of:
Capital paid in	$604,199,385	$249,271,334
Undistributed net investment income	1,332,360	890,377
Accumulated net realized loss on investments and futures contracts	(9,248,189)	(4,611,594)
Net unrealized appreciation in value of investments	68,297,823	26,465,053
Total	$664,581,379	$272,015,170

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$44,982,473	$31,686,696	$19,310,893	$18,245,814	$19,311,856
$50,246,192	$34,330,534	$21,747,737	$20,149,450	$21,060,070
1,348,140	206,293	430,669	19,043	199,930

651,838	539,642	287,743	258,868	285,857
241,032	—	—	—	—
60,773	264	2,444	61	—
2,181	1,503	955	872	928
52,550,156	35,078,236	22,469,548	20,428,294	21,546,785

—	—	—	—	—

1,380,984	—	—	287,385	—
33,391	17,037	11,354	14,451	10,050
69,063	25,000	—	17,748	5,434
21,561	14,808	9,499	8,571	9,112
2,259	1,233	1,118	702	836
15,659	15,036	14,211	13,287	14,608
1,522,917	73,114	36,182	342,144	40,040
$51,027,239	$35,005,122	$22,433,366	$20,086,150	$21,506,745

$46,731,793	$32,780,221	$20,527,882	$18,179,227	$19,966,496
85,866	42,399	6,038	41,229	1,806
(1,054,139)	(461,336)	(537,398)	(37,942)	(209,771)
5,263,719	2,643,838	2,436,844	1,903,636	1,748,214
$51,027,239	$35,005,122	$22,433,366	$20,086,150	$21,506,745

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Net Assets:
Class A	$627,296,804	$265,257,569
Class B	$1,066,844	$2,586,539
Advisor Class	$29,094,231	$4,164,891
Institutional Class	$7,123,500	$6,171

Shares of beneficial interest outstanding (Note 2):
Class A	63,579,321	15,565,142
Class B	108,504	152,495
Advisor Class	2,952,022	244,453
Institutional Class	720,739	361

Net asset value and redemption price per share – Class A	$9.87	$17.04

Maximum offering price per share – Class A (Net asset value/.9425)*	$10.47	$18.08

Net asset value and offering price per share – Class B**	$9.83	$16.96

Net asset value, offering price and redemption price per share – Advisor Class	$9.86	$17.04

Net asset value, offering price and redemption price per share – Institutional Class	$9.88	$17.09

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$48,610,290	$34,337,007	$21,946,883	$19,797,665	$21,179,681
$10,293	$650,769	$196,841	$197,878	$69,057
$2,400,452	$11,205	$283,492	$84,473	$251,903
$6,204	$6,141	$6,150	$6,134	$6,104

3,734,076	2,523,694	1,815,219	1,601,200	1,718,253
795	47,860	16,319	16,064	5,634
184,770	831	23,410	6,807	20,430
477	449	508	497	495

$13.02	$13.61	$12.09	$12.36	$12.33

$13.81	$14.44	$12.83	$13.11	$13.08

$12.95	$13.60	$12.06	$12.32	$12.26

$12.99	$13.49	$12.11	$12.41	$12.33

$13.00	$13.67	$12.11	$12.34	$12.34

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

	NEW JERSEY	NEW YORK
Assets
Investments in securities:
At identified cost	$42,488,487	$134,195,079
At value (Note 1A)	$46,709,414	$149,836,878
Cash	29,330	207,538
Receivables:
Interest	683,598	1,909,092
Investment securities sold	539,905	—
Shares sold	9,510	7,158
Other assets	2,078	6,571
Total Assets	47,973,835	151,967,237

Liabilities
Cash overdraft	—	—
Payables:
Investment securities purchased	537,044	—
Dividends payable	29,590	111,255
Shares redeemed	14,193	107,907
Accrued advisory fees	20,014	64,164
Accrued shareholder servicing costs	1,876	6,635
Accrued expenses	16,088	22,584
Total Liabilities	618,805	312,545
Net Assets	$47,355,030	$151,654,692

Net Assets Consist of:
Capital paid in	$43,625,792	$139,298,011
Undistributed net investment income	7,638	190,734
Accumulated net realized loss on investments and futures contracts	(499,327)	(3,475,852)
Net unrealized appreciation in value of investments	4,220,927	15,641,799
Total	$47,355,030	$151,654,692

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$18,090,160	$19,490,296	$45,842,519	$31,016,893	$37,670,919
$20,094,699	$21,418,785	$50,338,554	$34,585,037	$41,057,015
—	679,938	934,436	107,076	764,819

245,833	170,532	441,959	332,300	604,035
—	—	—	906,082	—
1,694	3,413	6,008	3,511	265,587
853	959	2,354	1,593	1,782
20,343,079	22,273,627	51,723,311	35,935,599	42,693,238

28,023	—	—	—	—

—	575,870	—	902,528	—
11,399	10,771	22,331	41,798	33,473
—	—	3,562	—	4,281
8,634	9,175	21,876	14,859	17,862
676	931	2,022	1,251	1,605
13,838	13,982	15,767	15,594	15,512
62,570	610,729	65,558	976,030	72,733
$20,280,509	$21,662,898	$51,657,753	$34,959,569	$42,620,505

$18,595,661	$19,919,667	$48,370,446	$31,392,227	$40,548,148
6,969	58,703	12,940	58,562	11,868
(326,660)	(243,961)	(1,221,668)	(59,364)	(1,325,607)
2,004,539	1,928,489	4,496,035	3,568,144	3,386,096
$20,280,509	$21,662,898	$51,657,753	$34,959,569	$42,620,505

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

	NEW JERSEY	NEW YORK
Net Assets:
Class A	$46,060,451	$144,161,533
Class B	$422,553	$1,183,409
Advisor Class	$865,885	$6,303,601
Institutional Class	$6,141	$6,149

Shares of beneficial interest outstanding (Note 2):
Class A	3,531,850	9,800,717
Class B	32,545	80,573
Advisor Class	66,478	428,953
Institutional Class	472	418

Net asset value and redemption price per share – Class A	$13.04	$14.71

Maximum offering price per share – Class A (Net asset value/.9425)*	$13.84	$15.61

Net asset value and offering price per share – Class B**	$12.98	$14.69

Net asset value, offering price and redemption price per share – Advisor Class	$13.03	$14.70

Net asset value, offering price and redemption price per share – Institutional Class	$13.01	$14.72

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$19,983,082	$21,570,825	$49,014,911	$34,100,364	$42,490,588
$78,526	$74,755	$321,356	$260,834	$34,486
$212,805	$11,178	$2,315,358	$592,236	$89,307
$6,096	$6,140	$6,128	$6,135	$6,124

1,458,912	1,695,219	3,573,758	2,546,044	3,202,327
5,744	5,894	23,538	19,590	2,617
15,518	892	169,148	44,203	6,747
445	480	447	459	460

$13.70	$12.72	$13.72	$13.39	$13.27

$14.54	$13.50	$14.56	$14.21	$14.08

$13.67	$12.68	$13.65	$13.31	$13.18

$13.71	$12.52	$13.69	$13.40	$13.24

$13.69	$12.79	$13.71	$13.37	$13.31

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Year Ended December 31, 2015

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Investment Income
Interest income	$32,547,758	$11,416,184
Expenses (Notes 1 and 5):
Advisory fees	3,951,466	1,623,832
Distribution plan expenses – Class A	1,901,986	792,639
Distribution plan expenses – Class B	10,980	26,591
Shareholder servicing costs – Class A	335,056	184,911
Shareholder servicing costs – Class B	1,277	2,904
Shareholder servicing costs – Advisor Class	9,776	7,011
Shareholder servicing costs – Institutional Class	1,548	2
Professional fees	101,115	39,580
Registration fees	76,100	71,601
Custodian fees	25,375	14,673
Reports to shareholders	28,953	15,945
Trustees' fees	34,440	14,028
Other expenses	76,243	38,299
Total expenses	6,554,315	2,832,016
Less: Expenses waived (Note 5)	(299,214)	(135,319)
Less: Expenses paid indirectly (Note 1E)	(300)	(853)
Net expenses	6,254,801	2,695,844
Net investment income	26,292,957	8,720,340

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 4):
Net realized gain (loss) on:
Investments	568,365	1,481,053
Futures Contracts (Note 1F)	—	(25,297)
Net realized gain on investments and futures contracts	568,365	1,455,756
Net unrealized depreciation of investments	(10,683,318)	(2,041,150)
Net gain (loss) on investments and futures contracts	(10,114,953)	(585,394)
Net Increase in Net Assets Resulting from Operations	$16,178,004	$8,134,946

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$2,138,066	$1,490,503	$971,195	$957,868	$946,609

296,298	209,789	136,396	121,316	129,660
143,574	102,648	67,180	59,850	64,033
194	7,397	2,050	1,984	684
28,197	15,740	14,691	10,387	10,117
33	564	124	124	66
761	31	109	94	166
2	2	2	2	2
16,281	15,344	13,504	13,350	13,498
2,571	2,060	6,590	5,980	1,164
5,605	3,635	2,992	2,927	3,436
4,691	3,599	3,497	3,213	3,400
2,547	1,815	1,179	1,047	1,122
15,515	12,804	10,247	9,154	12,771
516,269	375,428	258,561	229,428	240,119
(42,066)	(29,717)	(19,306)	(17,205)	(18,343)
(121)	(92)	(33)	(38)	(45)
474,082	345,619	239,222	212,185	221,731
1,663,984	1,144,884	731,973	745,683	724,878

158,806	102,014	8,120	97,211	57,581
(3,613)	—	—	—	—
155,193	102,014	8,120	97,211	57,581
(152,280)	(405,024)	(197,862)	(280,787)	(375,084)
2,913	(303,010)	(189,742)	(183,576)	(317,503)
$1,666,897	$841,874	$542,231	$562,107	$407,375

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Year Ended December 31, 2015

	NEW JERSEY	NEW YORK
Investment Income
Interest income	$2,177,314	$6,829,580
Expenses (Notes 1 and 5):
Advisory fees	291,598	905,497
Distribution plan expenses – Class A	142,739	434,700
Distribution plan expenses – Class B	4,454	11,857
Shareholder servicing costs – Class A	25,063	81,831
Shareholder servicing costs – Class B	653	916
Shareholder servicing costs – Advisor Class	265	2,702
Shareholder servicing costs – Institutional Class	2	2
Professional fees	16,775	29,307
Registration fees	1,165	1,845
Custodian fees	5,622	9,420
Reports to shareholders	4,400	8,486
Trustees' fees	2,534	7,837
Other expenses	14,867	27,206
Total expenses	510,137	1,521,606
Less: Expenses waived (Note 5)	(41,220)	(128,260)
Less: Expenses paid indirectly (Note 1E)	(89)	(74)
Net expenses	468,828	1,393,272
Net investment income	1,708,486	5,436,308

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Note 4):
Net realized gain (loss) on:
Investments	220,110	422,058
Futures Contracts (Note 1F)	(3,614)	(7,228)
Net realized gain on investments and futures contracts	216,496	414,830
Net unrealized depreciation of investments	(911,233)	(1,703,584)
Net loss on investments and futures contracts	(694,737)	(1,288,754)
Net Increase in Net Assets Resulting from Operations	$1,013,749	$4,147,554

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$921,446	$958,379	$2,077,595	$1,682,836	$1,690,249

119,792	131,002	303,819	216,181	245,974
58,879	65,254	143,431	105,834	122,494
782	759	3,296	2,640	672
9,163	10,925	29,388	17,956	20,771
99	215	529	437	212
125	22	1,281	306	241
2	2	2	2	2
13,366	13,510	16,402	15,469	15,737
1,166	1,165	1,960	1,165	1,165
2,470	2,343	5,776	4,641	3,984
3,195	3,200	4,878	3,802	4,097
1,034	1,136	2,618	1,878	2,118
9,441	10,553	18,764	13,370	14,737
219,514	240,086	532,144	383,681	432,204
(16,994)	(18,535)	(43,116)	(30,573)	(34,941)
(18)	(20)	(148)	(114)	(222)
202,502	221,531	488,880	352,994	397,041
718,944	736,848	1,588,715	1,329,842	1,293,208

53,725	31,372	48,107	233,926	4,482
—	—	(3,613)	—	(3,614)
53,725	31,372	44,494	233,926	868
(296,166)	(240,656)	(453,937)	(570,251)	(423,047)
(242,441)	(209,284)	(409,443)	(336,325)	(422,179)
$476,503	$527,564	$1,179,272	$993,517	$871,029

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
Year Ended December 31	2015	2014
Increase (Decrease) in Net Assets From Operations
Net investment income	$26,292,957	$26,355,589
Net realized gain (loss) on investments and futures contracts	568,365	(755,048)
Net unrealized appreciation (depreciation) of investments	(10,683,318)	30,678,843
Net increase in net assets resulting from operations	16,178,004	56,279,384

Dividends to Shareholders
Net investment income – Class A	(24,844,499)	(25,386,430)
Net investment income – Class B	(35,425)	(46,161)
Net investment income – Advisor Class	(978,160)	(457,606)
Net investment income – Institutional Class	(231,193)	(21,136)
Total dividends	(26,089,277)	(25,911,333)

Trust Share Transactions
Class A:
Proceeds from shares sold	26,711,140	26,860,111
Reinvestment of dividends	19,090,675	19,323,171
Cost of shares redeemed	(54,290,583)	(71,523,591)
	(8,488,768)	(25,340,309)
Class B:
Proceeds from shares sold	145,341	141,147
Reinvestment of dividends	26,973	37,997
Cost of shares redeemed	(493,618)	(272,402)
	(321,304)	(93,258)
Advisor Class:
Proceeds from shares sold	13,447,249	21,725,872
Reinvestment of dividends	933,251	437,491
Cost of shares redeemed	(3,863,330)	(3,561,013)
	10,517,170	18,602,350
Institutional Class:
Proceeds from shares sold	7,485,886	5,657,337
Reinvestment of dividends	22,261	41
Cost of shares redeemed	(5,974,376)	—
	1,533,771	5,657,378
Net increase (decrease) from trust share transactions	3,240,869	(1,173,839)
Net increase (decrease) in net assets	(6,670,404)	29,194,212

Net Assets
Beginning of year	671,251,783	642,057,571
End of year +	$664,581,379	$671,251,783
+ Includes undistributed net investment income of	$1,332,360	$1,128,680

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
2015	2014	2015	2014	2015	2014

$8,720,340	$8,853,008	$1,663,984	$1,663,818	$1,144,884	$1,144,611
1,455,756	1,943,048	155,193	407,176	102,014	16,713
(2,041,150)	18,178,712	(152,280)	2,720,700	(405,024)	1,723,291
8,134,946	28,974,768	1,666,897	4,791,694	841,874	2,884,615

(8,494,573)	(8,395,238)	(1,632,501)	(1,608,899)	(1,086,902)	(1,140,441)
(68,322)	(74,064)	(540)	(1,137)	(17,646)	(21,683)
(125,224)	(72,929)	(56,289)	(19,180)	(219)	(54)
(80)	(33)	(92)	(37)	(77)	(34)
(8,688,199)	(8,542,264)	(1,689,422)	(1,629,253)	(1,104,844)	(1,162,212)

29,070,016	25,512,331	6,746,977	7,101,778	2,588,331	3,238,181
7,273,475	7,106,154	1,231,093	1,179,516	888,239	930,071
(36,170,552)	(45,992,971)	(7,240,565)	(9,741,414)	(3,650,490)	(3,181,559)
172,939	(13,374,486)	737,505	(1,460,120)	(173,920)	986,693

13,612	107,415	3,000	6,300	—	18,112
46,169	51,847	540	1,133	12,596	15,170
(243,904)	(492,137)	(15,046)	(53,985)	(192,163)	(29,174)
(184,123)	(332,875)	(11,506)	(46,552)	(179,567)	4,108

5,000,698	6,013,848	1,738,322	965,888	10,000	4,553
113,708	66,004	56,239	18,885	209	54
(4,624,479)	(2,511,051)	(211,619)	(202,653)	(4,612)	—
489,927	3,568,801	1,582,942	782,120	5,597	4,607

5,000	—	5,000	—	5,000	—
80	33	92	37	77	34
—	—	—	—	—	—
5,080	33	5,092	37	5,077	34
483,823	(10,138,527)	2,314,033	(724,515)	(342,813)	995,442
(69,430)	10,293,977	2,291,508	2,437,926	(605,783)	2,717,845

272,084,600	261,790,623	48,735,731	46,297,805	35,610,905	32,893,060
$272,015,170	$272,084,600	$51,027,239	$48,735,731	$35,005,122	$35,610,905
$890,377	$858,236	$85,866	$111,304	$42,399	$2,359

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
Year Ended December 31	2015	2014
Trust Shares Issued and Redeemed
Class A:
Sold	2,693,496	2,714,300
Issued for dividends reinvested	1,923,832	1,946,590
Redeemed	(5,472,735)	(7,234,179)
Net increase (decrease) in Class A trust shares outstanding	(855,407)	(2,573,289)

Class B:
Sold	14,738	14,419
Issued for dividends reinvested	2,724	3,837
Redeemed	(49,459)	(27,753)
Net increase (decrease) in Class B trust shares outstanding	(31,997)	(9,497)

Advisor Class:
Sold	1,359,807	2,201,965
Issued for dividends reinvested	94,251	43,871
Redeemed	(391,025)	(356,947)
Net increase in Advisor Class trust shares outstanding	1,063,033	1,888,889

Institutional Class:
Sold	748,297	565,138
Issued for dividends reinvested	2,257	4
Redeemed	(595,057)	—
Net increase in Institutional Class trust shares outstanding	155,497	565,142

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
2015	2014	2015	2014	2015	2014

1,711,883	1,527,218	520,526	552,010	190,556	239,627
427,923	424,847	95,017	92,037	65,285	68,615
(2,132,361)	(2,767,921)	(559,870)	(761,729)	(268,334)	(235,637)
7,445	(815,856)	55,673	(117,682)	(12,493)	72,605

805	6,472	233	494	—	1,326
2,727	3,113	42	89	926	1,121
(14,410)	(29,558)	(1,170)	(4,252)	(14,182)	(2,153)
(10,878)	(19,973)	(895)	(3,669)	(13,256)	294

295,033	361,347	134,984	75,933	746	334
6,691	3,910	4,352	1,462	16	4
(273,305)	(149,282)	(16,394)	(15,645)	(342)	—
28,419	215,975	122,942	61,750	420	338

295	—	389	—	368	—
5	2	7	3	6	2
—	—	—	—	—	—
300	2	396	3	374	2

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
Year Ended December 31	2015	2014
Increase (Decrease) in Net Assets From Operations
Net investment income	$731,973	$740,893
Net realized gain (loss) on investments and futures contracts	8,120	(87,842)
Net unrealized appreciation (depreciation) of investments	(197,862)	1,432,688
Net increase in net assets resulting from operations	542,231	2,085,739

Dividends to Shareholders
Net investment income – Class A	(718,236)	(731,053)
Net investment income – Class B	(5,204)	(6,310)
Net investment income – Advisor Class	(4,514)	(1,496)
Net investment income – Institutional Class	(83)	(34)
Total dividends	(728,037)	(738,893)

Trust Share Transactions
Class A:
Proceeds from shares sold	2,323,472	1,650,590
Reinvestment of dividends	562,507	559,405
Cost of shares redeemed	(3,334,200)	(3,125,089)
	(448,221)	(915,094)
Class B:
Proceeds from shares sold	7,200	97,200
Reinvestment of dividends	5,200	4,753
Cost of shares redeemed	(45,246)	(115,198)
	(32,846)	(13,245)
Advisor Class:
Proceeds from shares sold	276,903	64,933
Reinvestment of dividends	4,439	1,497
Cost of shares redeemed	(67,301)	—
	214,041	66,430
Institutional Class:
Proceeds from shares sold	5,000	—
Reinvestment of dividends	83	33
Cost of shares redeemed	—	—
	5,083	33
Net increase (decrease) from trust share transactions	(261,943)	(861,876)
Net increase (decrease) in net assets	(447,749)	484,970

Net Assets
Beginning of year	22,881,115	22,396,145
End of year +	$22,433,366	$22,881,115
+ Includes undistributed net investment income of	$6,038	$2,102

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
2015	2014	2015	2014	2015	2014

$745,683	$749,759	$724,878	$736,049	$1,708,486	$1,817,996
97,211	(110,966)	57,581	8,666	216,496	52,566
(280,787)	1,442,694	(375,084)	742,960	(911,233)	2,344,057
562,107	2,081,487	407,375	1,487,675	1,013,749	4,214,619

(723,375)	(734,409)	(718,210)	(729,347)	(1,672,672)	(1,787,753)
(5,873)	(6,224)	(1,857)	(1,890)	(12,541)	(15,921)
(2,637)	(8,668)	(6,979)	(3,122)	(21,676)	(8,356)
(94)	(38)	(86)	(35)	(92)	(37)
(731,979)	(749,339)	(727,132)	(734,394)	(1,706,981)	(1,812,067)

1,514,657	1,270,977	1,532,924	1,258,168	2,696,416	3,428,826
563,158	571,633	607,307	629,240	1,310,294	1,378,603
(2,261,741)	(2,862,401)	(2,289,735)	(1,792,470)	(6,528,627)	(5,937,076)
(183,926)	(1,019,791)	(149,504)	94,938	(2,521,917)	(1,129,647)

—	—	—	—	7,200	26,107
4,822	4,791	1,857	1,890	8,908	10,082
(2,500)	(21,237)	—	(3,332)	(120,299)	(174,229)
2,322	(16,446)	1,857	(1,442)	(104,191)	(138,040)

45,222	533,235	138,877	143,099	406,885	536,175
2,637	7,515	6,978	3,134	16,833	7,052
(62)	(521,824)	(32,669)	(8,193)	(29,727)	(72,691)
47,797	18,926	113,186	138,040	393,991	470,536

5,000	—	5,000	—	5,000	—
94	38	86	35	92	37
—	—	—	—	—	—
5,094	38	5,086	35	5,092	37
(128,713)	(1,017,273)	(29,375)	231,571	(2,227,025)	(797,114)
(298,585)	314,875	(349,132)	984,852	(2,920,257)	1,605,438

20,384,735	20,069,860	21,855,877	20,871,025	50,275,287	48,669,849
$20,086,150	$20,384,735	$21,506,745	$21,855,877	$47,355,030	$50,275,287
$41,229	$27,525	$1,806	$4,060	$7,638	$6,133

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
Year Ended December 31	2015	2014
Trust Shares Issued and Redeemed
Class A:
Sold	192,200	137,187
Issued for dividends reinvested	46,517	46,543
Redeemed	(276,854)	(261,598)
Net increase (decrease) in Class A trust shares outstanding	(38,137)	(77,868)

Class B:
Sold	596	8,084
Issued for dividends reinvested	431	395
Redeemed	(3,731)	(9,569)
Net increase (decrease) in Class B trust shares outstanding	(2,704)	(1,090)

Advisor Class:
Sold	23,021	5,425
Issued for dividends reinvested	367	123
Redeemed	(5,608)	—
Net increase in Advisor Class trust shares outstanding	17,780	5,548

Institutional Class:
Sold	416	—
Issued for dividends reinvested	7	3
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	423	3

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
2015	2014	2015	2014	2015	2014

122,161	103,832	123,334	101,540	206,167	263,840
45,360	46,847	48,984	50,622	100,293	105,406
(182,335)	(235,391)	(184,988)	(144,676)	(500,418)	(456,096)
(14,814)	(84,712)	(12,670)	7,486	(193,958)	(86,850)

—	—	—	—	555	2,001
389	394	150	153	684	773
(203)	(1,733)	—	(270)	(9,192)	(13,622)
186	(1,339)	150	(117)	(7,953)	(10,848)

3,614	43,991	11,243	11,594	31,271	41,127
212	612	564	251	1,292	537
(5)	(41,697)	(2,642)	(659)	(2,268)	(5,556)
3,821	2,906	9,165	11,186	30,295	36,108

406	—	406	—	387	—
8	3	7	3	7	3
—	—	—	—	—	—
414	3	413	3	394	3

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
Year Ended December 31	2015	2014
Increase (Decrease) in Net Assets From Operations
Net investment income	$5,436,308	$5,704,497
Net realized gain (loss) on investments and futures contracts	414,830	(521,546)
Net unrealized appreciation (depreciation) of investments	(1,703,584)	8,117,978
Net increase in net assets resulting from operations	4,147,554	13,300,929

Dividends to Shareholders
Net investment income – Class A	(5,236,680)	(5,492,449)
Net investment income – Class B	(34,578)	(38,778)
Net investment income – Advisor Class	(185,125)	(81,209)
Net investment income – Institutional Class	(93)	(37)
Total dividends	(5,456,476)	(5,612,473)

Trust Share Transactions
Class A:
Proceeds from shares sold	7,615,409	7,093,219
Reinvestment of dividends	3,916,873	4,109,890
Cost of shares redeemed	(15,463,767)	(21,589,231)
	(3,931,485)	(10,386,122)
Class B:
Proceeds from shares sold	108,750	66,207
Reinvestment of dividends	27,864	34,100
Cost of shares redeemed	(249,584)	(194,489)
	(112,970)	(94,182)
Advisor Class:
Proceeds from shares sold	3,620,991	4,375,101
Reinvestment of dividends	176,197	77,168
Cost of shares redeemed	(1,049,887)	(942,902)
	2,747,301	3,509,367
Institutional Class:
Proceeds from shares sold	5,000	—
Reinvestment of dividends	93	38
Cost of shares redeemed	—	—
	5,093	38
Net increase (decrease) from trust share transactions	(1,292,061)	(6,970,899)
Net increase (decrease) in net assets	(2,600,983)	717,557

Net Assets
Beginning of year	154,255,675	153,538,118
End of year +	$151,654,692	$154,255,675
+ Includes undistributed net investment income of	$190,734	$210,902

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
2015	2014	2015	2014

$718,944	$758,929	$736,848	$759,619
53,725	(32,011)	31,372	22,932
(296,166)	957,874	(240,656)	1,318,663
476,503	1,684,792	527,564	2,101,214

(711,936)	(743,644)	(684,165)	(767,148)
(2,301)	(5,451)	(1,629)	(2,320)
(9,866)	(9,449)	(118)	(35)
(93)	(37)	(75)	(35)
(724,196)	(758,581)	(685,987)	(769,538)

1,770,823	666,843	830,788	405,218
521,290	506,195	553,758	614,607
(1,737,477)	(5,760,843)	(1,904,364)	(1,604,072)
554,636	(4,587,805)	(519,818)	(584,247)

—	—	1,200	1,200
2,085	3,552	1,575	1,851
(35,345)	(183,813)	(6,615)	(12,178)
(33,260)	(180,261)	(3,840)	(9,127)

143,903	369,297	10,000	—
8,657	9,105	118	35
(306,238)	(15,543)	—	—
(153,678)	362,859	10,118	35

5,000	—	5,000	—
92	37	76	35
—	—	—	—
5,092	37	5,076	35
372,790	(4,405,170)	(508,464)	(593,304)
125,097	(3,478,959)	(666,887)	738,372

20,155,412	23,634,371	22,329,785	21,591,413
$20,280,509	$20,155,412	$21,662,898	$22,329,785
$6,969	$12,221	$58,703	$7,842

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
Year Ended December 31	2015	2014
Trust Shares Issued and Redeemed
Class A:
Sold	517,942	484,261
Issued for dividends reinvested	266,147	280,250
Redeemed	(1,051,193)	(1,477,168)
Net increase (decrease) in Class A trust shares outstanding	(267,104)	(712,657)

Class B:
Sold	7,426	4,526
Issued for dividends reinvested	1,896	2,328
Redeemed	(16,924)	(13,318)
Net decrease in Class B trust shares outstanding	(7,602)	(6,464)

Advisor Class:
Sold	246,656	300,659
Issued for dividends reinvested	11,998	5,237
Redeemed	(71,525)	(64,139)
Net increase (decrease) in Advisor Class trust shares outstanding	187,129	241,757

Institutional Class:
Sold	342	—
Issued for dividends reinvested	6	3
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	348	3

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
2015	2014	2015	2014

128,610	48,461	65,194	32,277
37,794	36,756	43,418	48,865
(125,880)	(423,881)	(149,410)	(127,781)
40,524	(338,664)	(40,798)	(46,639)

—	—	94	96
151	259	124	148
(2,548)	(13,465)	(522)	(968)
(2,397)	(13,206)	(304)	(724)

10,363	27,055	802	—
626	658	9	3
(22,132)	(1,123)	—	—
(11,143)	26,590	811	3

364	—	393	—
7	3	6	3
—	—	—	—
371	3	399	3

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
Year Ended December 31	2015	2014
Increase (Decrease) in Net Assets From Operations
Net investment income	$1,588,715	$1,640,000
Net realized gain (loss) on investments and futures contracts	44,494	256,962
Net unrealized appreciation (depreciation) of investments	(453,937)	2,452,223
Net increase in net assets resulting from operations	1,179,272	4,349,185

Dividends to Shareholders
Net investment income – Class A	(1,513,683)	(1,573,317)
Net investment income – Class B	(8,135)	(9,971)
Net investment income – Advisor Class	(86,442)	(54,870)
Net investment income – Institutional Class	(83)	(34)
Total dividends	(1,608,343)	(1,638,192)

Trust Share Transactions
Class A:
Proceeds from shares sold	6,325,441	5,537,075
Reinvestment of dividends	1,257,705	1,292,119
Cost of shares redeemed	(5,413,365)	(9,932,392)
	2,169,781	(3,103,198)
Class B:
Proceeds from shares sold	5,141	600
Reinvestment of dividends	8,111	9,679
Cost of shares redeemed	(35,260)	(136,405)
	(22,008)	(126,126)
Advisor Class:
Proceeds from shares sold	714,314	4,351,498
Reinvestment of dividends	48,244	43,561
Cost of shares redeemed	(1,121,971)	(1,750,702)
	(359,413)	2,644,357
Institutional Class:
Proceeds from shares sold	5,000	—
Reinvestment of dividends	83	34
Cost of shares redeemed	—	—
	5,083	34
Net increase (decrease) from trust share transactions	1,793,443	(584,933)
Net increase (decrease) in net assets	1,364,372	2,126,060

Net Assets
Beginning of year	50,293,381	48,167,321
End of year +	$51,657,753	$50,293,381
+ Includes undistributed net investment income of	$12,940	$32,568

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
2015	2014	2015	2014

$1,329,842	$1,364,889	$1,293,208	$1,336,927
233,926	(109,379)	868	(222,319)
(570,251)	2,106,458	(423,047)	2,452,289
993,517	3,361,968	871,029	3,566,897

(1,287,517)	(1,329,534)	(1,281,660)	(1,343,559)
(7,945)	(8,986)	(1,631)	(3,705)
(18,697)	(8,212)	(3,052)	(2,367)
(94)	(38)	(75)	(34)
(1,314,253)	(1,346,770)	(1,286,418)	(1,349,665)

2,189,180	2,006,306	3,806,360	2,494,834
780,534	806,144	868,203	870,095
(4,909,932)	(3,505,293)	(2,218,465)	(4,762,102)
(1,940,218)	(692,843)	2,456,098	(1,397,173)

8,002	5,000	6,569	31,800
6,492	6,509	1,252	3,238
(34,214)	(39,207)	(79,512)	(88,873)
(19,720)	(27,698)	(71,691)	(53,835)

432,793	315,041	41,909	131,964
15,889	6,313	3,027	2,365
(169,155)	(13,233)	(60,005)	(31,962)
279,527	308,121	(15,069)	102,367

5,000	—	5,000	—
94	38	75	33
—	—	—	—
5,094	38	5,075	33
(1,675,317)	(412,382)	2,374,413	(1,348,608)
(1,996,053)	1,602,816	1,959,024	868,624

36,955,622	35,352,806	40,661,481	39,792,857
$34,959,569	$36,955,622	$42,620,505	$40,661,481
$58,562	$42,973	$11,868	$5,078

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
Year Ended December 31	2015	2014
Trust Shares Issued and Redeemed
Class A:
Sold	460,894	405,132
Issued for dividends reinvested	91,669	94,561
Redeemed	(394,678)	(727,440)
Net increase (decrease) in Class A trust shares outstanding	157,885	(227,747)

Class B:
Sold	374	44
Issued for dividends reinvested	594	711
Redeemed	(2,565)	(10,052)
Net decrease in Class B trust shares outstanding	(1,597)	(9,297)

Advisor Class:
Sold	52,218	319,040
Issued for dividends reinvested	3,521	3,171
Redeemed	(82,042)	(126,831)
Net increase (decrease) in Advisor Class trust shares outstanding	(26,303)	195,380

Institutional Class:
Sold	367	—
Issued for dividends reinvested	6	3
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	373	3

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
2015	2014	2015	2014

163,275	150,878	287,095	189,197
58,092	60,434	65,371	65,801
(365,834)	(263,622)	(167,154)	(361,355)
(144,467)	(52,310)	185,312	(106,357)

595	377	488	2,440
486	490	94	246
(2,547)	(2,935)	(6,031)	(6,734)
(1,466)	(2,068)	(5,449)	(4,048)

32,056	23,928	3,187	10,047
1,184	470	228	178
(12,527)	(982)	(4,544)	(2,423)
20,713	23,416	(1,129)	7,802

375	—	377	—
7	3	6	3
—	—	—	—
382	3	383	3

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding , total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
TAX EXEMPT INCOME FUND (a)
Class A
2011	$9.44	$.421		$.530	$.951	$.421	—	$.421	$9.97
2012	9.97	.408		.304	.712	.412	—	.412	10.27
2013	10.27	.398		(.719)	(.321)	.389	—	.389	9.56
2014	9.56	.395	(b)	.444	.839	.389	—	.389	10.01
2015	10.01	.392	(b)	(.143)	.249	.389	—	.389	9.87
Class B
2011	9.43	.382		.490	.872	.352	—	.352	9.95
2012	9.95	.358		.294	.652	.342	—	.342	10.26
2013	10.26	.327		(.728)	(.401)	.319	—	.319	9.54
2014	9.54	.320	(b)	.449	.769	.319	—	.319	9.99
2015	9.99	.315	(b)	(.156)	.159	.319	—	.319	9.83
Advisor Class
2013 (c)	10.31	.241		(.753)	(.512)	.258	—	.258	9.54
2014	9.54	.422	(b)	.442	.864	.404	—	.404	10.00
2015	10.00	.421	(b)	(.147)	.274	.414	—	.414	9.86
Institutional Class
2013 (c)	10.31	.280		(.762)	(.482)	.258	—	.258	9.57
2014	9.57	.437	(b)	.427	.864	.404	—	.404	10.03
2015	10.03	.421	(b)	(.157)	.264	.414	—	.414	9.88

TAX EXEMPT OPPORTUNITIES FUND (d)
Class A
2011	$15.18	$.604		$1.143	$1.747	$.607	$—	$.607	$16.32
2012	16.32	.541		.901	1.442	.547	.055	.602	17.16
2013	17.16	.539		(1.381)	(.842)	.508	—	.508	15.81
2014	15.81	.552	(b)	1.241	1.793	.533	—	.533	17.07
2015	17.07	.548	(b)	(.032)	.516	.546	—	.546	17.04
Class B
2011	15.17	.515		1.127	1.642	.502	—	.502	16.31
2012	16.31	.428		.888	1.316	.441	.055	.496	17.13
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77
2014	15.77	.429	(b)	1.238	1.667	.427	—	.427	17.01
2015	17.01	.421	(b)	(.037)	.384	.434	—	.434	16.96
Advisor Class
2013 (c)	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79
2014	15.79	.583	(b)	1.221	1.804	.544	—	.544	17.05
2015	17.05	.579	(b)	(.025)	.554	.564	—	.564	17.04
Institutional Class
2013 (c)	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84
2014	15.84	.568	(b)	1.246	1.814	.544	—	.544	17.11
2015	17.11	.590	(b)	(.046)	.544	.564	—	.564	17.09

Ratios/Supplemental Data
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.32%	$706,877	.96%		.96%		4.37%		1.01%		4.32%		15%
7.23	723,256	.95		.96		3.99		1.00		3.94		10
(3.18)	640,625	.96		.96		4.01		1.00		3.97		12
8.88	645,294	.95		.95		3.99		1.00		3.94		11
2.53	627,297	.95		.95		3.95		1.00		3.90		11

9.43	2,157	1.66		1.66		3.67		1.71		3.62		15
6.62	1,610	1.65		1.66		3.29		1.70		3.24		10
(3.96)	1,431	1.70		1.70		3.28		1.74		3.24		12
8.14	1,403	1.70		1.70		3.24		1.75		3.19		11
1.62	1,067	1.72		1.72		3.19		1.76		3.15		11

(4.97)††	1	.81	†	.81	†	4.16	†	.85	†	4.12	†	12
9.17	18,887	.64		.64		4.24		.68		4.20		11
2.80	29,094	.64		.64		4.26		.69		4.21		11

(4.68)††	1	.66	†	.66	†	4.31	†	.70	†	4.27	†	12
9.14	5,667	.63		.63		4.36		.67		4.32		11
2.69	7,124	.63		.63		4.25		.67		4.21		11

11.76%	$221,961	1.01%		1.01%		3.87%		1.06%		3.82%		91%
8.92	294,784	1.00		1.00		3.17		1.05		3.12		90
(4.97)	258,898	1.01		1.01		3.27		1.06		3.22		84
11.46	265,621	.99		.99		3.31		1.04		3.26		70
3.08	265,258	.99		.99		3.23		1.04		3.18		59

11.03	4,458	1.71		1.71		3.17		1.76		3.12		91
8.14	4,220	1.70		1.70		2.47		1.75		2.42		90
(5.65)	2,891	1.73		1.73		2.53		1.78		2.48		84
10.66	2,779	1.72		1.72		2.59		1.77		2.54		70
2.29	2,587	1.73		1.73		2.49		1.78		2.44		59

(6.78)††	1	.84	†	.84	†	3.44	†	.89	†	3.39	†	84
11.55	3,684	.78		.78		3.46		.83		3.41		70
3.31	4,165	.81		.81		3.41		.86		3.36		59

(6.49)††	1	.69	†	.69	†	3.59	†	.74	†	3.54	†	84
11.57	1	.66		.66		3.64		.71		3.59		70
3.24	6	.66		.66		3.56		.71		3.51		59

Financial Highlights (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
SINGLE STATE TAX EXEMPT FUND
CALIFORNIA FUND
Class A
2011	$11.67	$.476		$.704	$1.180	$.480	—	$.480	$12.37
2012	12.37	.449		.595	1.044	.454	—	.454	12.96
2013	12.96	.426	(b)	(.798)	(.372)	.408	—	.408	12.18
2014	12.18	.448	(b)	.831	1.279	.439	—	.439	13.02
2015	13.02	.435	(b)	.007	.442	.442	—	.442	13.02
Class B
2011	11.68	.537		.550	1.087	.397	—	.397	12.37
2012	12.37	.362		.589	.951	.371	—	.371	12.95
2013	12.95	.326	(b)	(.791)	(.465)	.325	—	.325	12.16
2014	12.16	.346	(b)	.830	1.176	.356	—	.356	12.98
2015	12.98	.331	(b)	(.002)	.329	.359	—	.359	12.95
Advisor Class
2013 (c)	13.07	.265	(b)	(.905)	(.640)	.270	—	.270	12.16
2014	12.16	.481	(b)	.824	1.305	.465	—	.465	13.00
2015	13.00	.472	(b)	.004	.476	.486	—	.486	12.99
Institutional Class
2013 (c)	13.07	.311	(b)	(.911)	(.600)	.270	—	.270	12.20
2014	12.20	.456	(b)	.849	1.305	.465	—	.465	13.04
2015	13.04	.459	(b)	(.013)	.446	.486	—	.486	13.00

CONNECTICUT FUND
Class A
2011	$12.92	$.500		$.822	$1.322	$.502	$—	$.502	$13.74
2012	13.74	.472		.423	.895	.473	.092	.565	14.07
2013	14.07	.464		(1.041)	(.577)	.463	—	.463	13.03
2014	13.03	.451	(b)	.687	1.138	.458	—	.458	13.71
2015	13.71	.447	(b)	(.115)	.332	.432	—	.432	13.61
Class B
2011	12.90	.411		.823	1.234	.404	—	.404	13.73
2012	13.73	.372		.416	.788	.376	.092	.468	14.05
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01
2014	13.01	.352	(b)	.686	1.038	.358	—	.358	13.69
2015	13.69	.348	(b)	(.114)	.234	.324	—	.324	13.60
Advisor Class
2013 (c)	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01
2014	13.01	.363	(b)	.745	1.108	.458	—	.458	13.66
2015	13.66	.437	(b)	(.169)	.268	.438	—	.438	13.49
Institutional Class
2013 (c)	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06
2014	13.06	.479	(b)	.689	1.168	.458	—	.458	13.77
2015	13.77	.477	(b)	(.139)	.338	.438	—	.438	13.67

Ratios/Supplemental Data
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.35%	$35,628	1.04%		1.04%		4.00%		1.09%		3.95%		20%
8.53	47,811	1.01		1.01		3.49		1.06		3.44		26
(2.91)	46,231	1.00		1.00		3.41		1.06		3.35		56
10.62	47,909	.99		.99		3.51		1.06		3.44		47
3.46	48,610	.97		.97		3.36		1.05		3.28		76

9.49	269	1.74		1.74		3.30		1.79		3.25		20
7.75	279	1.71		1.71		2.79		1.76		2.74		26
(3.63)	65	1.75		1.75		2.60		1.81		2.54		56
9.76	22	1.83		1.83		2.73		1.90		2.66		47
2.58	10	1.77		1.77		2.57		1.85		2.49		76

(4.89)††	1	.85	†	.85	†	3.56	†	.91	†	3.50	†	56
10.86	804	.69		.69		3.73		.76		3.66		47
3.74	2,400	.66		.66		3.66		.75		3.57		76

(4.58)††	1	.70	†	.70	†	3.71	†	.76	†	3.65	†	56
10.82	1	.67		.67		3.83		.74		3.76		47
3.50	6	.65		.65		3.68		.73		3.60		76

10.45%	$34,671	1.02%		1.02%		3.78%		1.07%		3.73%		30%
6.58	35,957	1.00		1.00		3.35		1.05		3.30		24
(4.16)	32,100	1.01		1.01		3.43		1.07		3.37		23
8.83	34,767	.99		.99		3.33		1.06		3.26		19
2.47	34,337	.97		.97		3.29		1.06		3.20		25

9.73	689	1.72		1.72		3.08		1.77		3.03		30
5.78	764	1.70		1.70		2.65		1.75		2.60		24
(4.85)	791	1.74		1.74		2.70		1.80		2.64		23
8.05	837	1.72		1.72		2.60		1.79		2.53		19
1.74	651	1.70		1.70		2.56		1.79		2.47		25

(5.43)††	1	.87	†	.87	†	3.57	†	.93	†	3.51	†	23
8.61	6	.85		.85		3.47		.92		3.40		19
2.00	11	.83		.83		3.43		.92		3.34		25

(5.07)††	1	.72	†	.72	†	3.72	†	.78	†	3.66	†	23
9.04	1	.68		.68		3.64		.75		3.57		19
2.50	6	.66		.66		3.60		.75		3.51		25

Financial Highlights (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
MASSACHUSETTS FUND
Class A
2011	$11.30	$.446		$.786	$1.232	$.452	$—	$.452	$12.08
2012	12.08	.418		.426	.844	.418	.066	.484	12.44
2013	12.44	.392		(.944)	(.552)	.408	—	.408	11.48
2014	11.48	.395	(b)	.699	1.094	.394	—	.394	12.18
2015	12.18	.390	(b)	(.092)	.298	.388	—	.388	12.09
Class B
2011	11.30	.441		.713	1.154	.374	—	.374	12.08
2012	12.08	.374		.372	.746	.340	.066	.406	12.42
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46
2014	11.46	.309	(b)	.706	1.015	.315	—	.315	12.16
2015	12.16	.305	(b)	(.099)	.206	.306	—	.306	12.06
Advisor Class
2013 (c)	12.47	.243		(.982)	(.739)	.271	—	.271	11.46
2014	11.46	.425	(b)	.703	1.128	.408	—	.408	12.18
2015	12.18	.424	(b)	(.080)	.344	.414	—	.414	12.11
Institutional Class
2013 (c)	12.47	.275		(.984)	(.709)	.271	—	.271	11.49
2014	11.49	.419	(b)	.709	1.128	.408	—	.408	12.21
2015	12.21	.423	(b)	(.109)	.314	.414	—	.414	12.11

MICHIGAN FUND
Class A
2011	$11.65	$.474		$.826	$1.300	$.477	$.023	$.500	$12.45
2012	12.45	.452		.439	.891	.448	.033	.481	12.86
2013	12.86	.451		(1.188)	(.737)	.443	—	.443	11.68
2014	11.68	.448	(b)	.790	1.238	.448	—	.448	12.47
2015	12.47	.458	(b)	(.118)	.340	.450	—	.450	12.36
Class B
2011	11.64	.401		.805	1.206	.393	.023	.416	12.43
2012	12.43	.362		.445	.807	.364	.033	.397	12.84
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66
2014	11.66	.361	(b)	.773	1.134	.364	—	.364	12.43
2015	12.43	.369	(b)	(.113)	.256	.366	—	.366	12.32
Advisor Class
2013 (c)	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67
2014	11.67	.485	(b)	.831	1.316	.466	—	.466	12.52
2015	12.52	.482	(b)	(.112)	.370	.480	—	.480	12.41
Institutional Class
2013 (c)	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69
2014	11.69	.451	(b)	.795	1.246	.466	—	.466	12.47
2015	12.47	.478	(b)	(.128)	.350	.480	—	.480	12.34

Ratios/Supplemental Data
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

11.15%	$25,190	1.05%		1.05%		3.84%		1.10%		3.79%		37%
7.05	25,802	1.04		1.04		3.36		1.09		3.31		44
(4.49)	22,164	1.07		1.07		3.29		1.13		3.23		52
9.63	22,580	1.08		1.08		3.30		1.15		3.23		11
2.49	21,947	1.05		1.05		3.22		1.13		3.14		14

10.40	418	1.75		1.75		3.14		1.80		3.09		37
6.22	337	1.74		1.74		2.66		1.79		2.61		44
(5.13)	230	1.79		1.79		2.57		1.85		2.51		52
8.93	231	1.79		1.79		2.58		1.86		2.51		11
1.72	197	1.74		1.74		2.53		1.83		2.44		14

(5.93)††	1	.91	†	.91	†	3.45	†	.97	†	3.39	†	52
9.95	69	.78		.78		3.51		.85		3.44		11
2.88	283	.76		.76		3.51		.85		3.42		14

(5.69)††	1	.76	†	.76	†	3.60	†	.82	†	3.54	†	52
9.91	1	.75		.75		3.63		.82		3.56		11
2.62	6	.72		.72		3.55		.80		3.47		14

11.40%	$22,340	1.07%		1.07%		3.96%		1.12%		3.91%		25%
7.24	23,453	1.05		1.05		3.54		1.10		3.49		28
(5.81)	19,867	1.06		1.06		3.69		1.12		3.63		17
10.75	20,149	1.06		1.06		3.68		1.13		3.61		54
2.77	19,798	1.04		1.04		3.69		1.13		3.60		32

10.55	254	1.77		1.77		3.26		1.82		3.21		25
6.55	259	1.75		1.75		2.84		1.80		2.79		28
(6.47)	201	1.80		1.80		2.95		1.86		2.89		17
9.83	197	1.78		1.78		2.97		1.85		2.90		54
2.09	198	1.75		1.75		2.99		1.84		2.90		32

(6.48)††	1	.90	†	.90	†	3.85	†	.96	†	3.79	†	17
11.45	37	.72		.72		3.96		.79		3.89		54
3.01	84	.83		.83		3.88		.92		3.79		32

(6.32)††	1	.75	†	.75	†	4.00	†	.81	†	3.94	†	17
10.81	1	.74		.74		4.00		.81		3.93		54
2.86	6	.72		.72		4.01		.81		3.92		32

Financial Highlights (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
MINNESOTA FUND
Class A
2011	$11.71	$.441		$.793	$1.234	$.444	—	$.444	$12.50
2012	12.50	.429		.391	.820	.440	—	.440	12.88
2013	12.88	.416		(.806)	(.390)	.420	—	.420	12.07
2014	12.07	.421	(b)	.439	.860	.420	—	.420	12.51
2015	12.51	.416	(b)	(.179)	.237	.417	—	.417	12.33
Class B
2011	11.71	.504		.642	1.146	.366	—	.366	12.49
2012	12.49	.311		.421	.732	.362	—	.362	12.86
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03
2014	12.03	.322	(b)	.440	.762	.342	—	.342	12.45
2015	12.45	.322	(b)	(.177)	.145	.335	—	.335	12.26
Advisor Class
2013 (c)	12.89	.261		(.822)	(.561)	.279	—	.279	12.05
2014	12.05	.447	(b)	.437	.884	.434	—	.434	12.50
2015	12.50	.447	(b)	(.173)	.274	.444	—	.444	12.33
Institutional Class
2013 (c)	12.89	.287		(.818)	(.531)	.279	—	.279	12.08
2014	12.08	.445	(b)	.439	.884	.434	—	.434	12.53
2015	12.53	.442	(b)	(.188)	.254	.444	—	.444	12.34

NEW JERSEY FUND
Class A
2011	$12.57	$.523		$.779	$1.302	$.522	$—	$.522	$13.35
2012	13.35	.497		.366	.863	.517	.026	.543	13.67
2013	13.67	.488		(1.067)	(.579)	.491	—	.491	12.60
2014	12.60	.475	(b)	.618	1.093	.473	—	.473	13.22
2015	13.22	.460	(b)	(.181)	.279	.459	—	.459	13.04
Class B
2011	12.56	.490		.723	1.213	.433	—	.433	13.34
2012	13.34	.398		.366	.764	.428	.026	.454	13.65
2013	13.65	.403		(1.091)	(.688)	.402	—	.402	12.56
2014	12.56	.371	(b)	.630	1.001	.381	—	.381	13.18
2015	13.18	.355	(b)	(.189)	.166	.366	—	.366	12.98
Advisor Class
2013 (c)	13.73	.293		(1.127)	(.834)	.326	—	.326	12.57
2014	12.57	.506	(b)	.616	1.122	.492	—	.492	13.20
2015	13.20	.497	(b)	(.172)	.325	.495	—	.495	13.03
Institutional Class
2013 (c)	13.73	.342		(1.126)	(.784)	.326	—	.326	12.62
2014	12.62	.473	(b)	.629	1.102	.492	—	.492	13.23
2015	13.23	.475	(b)	(.197)	.278	.498	—	.498	13.01

Ratios/Supplemental Data
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.74%	$23,571	1.04%		1.04%		3.66%		1.09%		3.61%		11%
6.63	24,579	1.03		1.03		3.35		1.08		3.30		5
(3.07)	20,802	1.08		1.08		3.34		1.14		3.28		24
7.20	21,646	1.04		1.04		3.39		1.11		3.32		8
1.93	21,180	1.03		1.03		3.35		1.11		3.27		20

9.94	67	1.74		1.74		2.96		1.79		2.91		11
5.91	79	1.73		1.73		2.65		1.78		2.60		5
(3.84)	67	1.87		1.87		2.55		1.93		2.49		24
6.39	68	1.83		1.83		2.60		1.90		2.53		8
1.18	69	1.77		1.77		2.61		1.86		2.52		20

(4.35)††	1	.93	†	.93	†	3.49	†	.99	†	3.43	†	24
7.42	141	.79		.79		3.59		.86		3.52		8
2.23	252	.76		.76		3.61		.85		3.52		20

(4.12)††	1	.78	†	.78	†	3.64	†	.84	†	3.58	†	24
7.40	1	.73		.73		3.70		.80		3.63		8
2.07	6	.72		.72		3.66		.80		3.58		20

10.60%	$53,470	.99%		.99%		4.07%		1.04%		4.02%		12%
6.52	56,669	.98		.98		3.63		1.03		3.58		24
(4.31)	48,023	.99		.99		3.72		1.05		3.66		29
8.78	49,263	.97		.97		3.64		1.04		3.57		30
2.16	46,060	.96		.96		3.52		1.05		3.43		48

9.85	779	1.69		1.69		3.37		1.74		3.32		12
5.77	813	1.68		1.68		2.93		1.73		2.88		24
(5.11)	645	1.74		1.74		2.96		1.80		2.90		29
8.04	534	1.76		1.76		2.85		1.83		2.78		30
1.29	423	1.76		1.76		2.73		1.84		2.65		48

(6.09)††	1	.84	†	.84	†	3.87	†	.90	†	3.81	†	29
9.04	478	.67		.67		3.86		.74		3.79		30
2.52	866	.65		.65		3.81		.74		3.72		48

(5.72)††	1	.69	†	.69	†	4.02	†	.75	†	3.96	†	29
8.83	1	.66		.66		3.95		.73		3.88		30
2.16	6	.65		.65		3.83		.74		3.74		48

Financial Highlights (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
NEW YORK FUND
Class A
2011	$13.96	$.579		$.860	$1.439	$.579	—	$.579	$14.82
2012	14.82	.556		.405	.961	.571	—	.571	15.21
2013	15.21	.535		(1.101)	(.566)	.524	—	.524	14.12
2014	14.12	.539	(b)	.712	1.251	.531	—	.531	14.84
2015	14.84	.529	(b)	(.127)	.402	.532	—	.532	14.71
Class B
2011	13.96	.487		.840	1.327	.477	—	.477	14.81
2012	14.81	.445		.414	.859	.469	—	.469	15.20
2013	15.20	.428		(1.107)	(.679)	.421	—	.421	14.10
2014	14.10	.433	(b)	.714	1.147	.427	—	.427	14.82
2015	14.82	.423	(b)	(.125)	.298	.428	—	.428	14.69
Advisor Class
2013 (c)	15.26	.329		(1.151)	(.822)	.348	—	.348	14.09
2014	14.09	.573	(b)	.697	1.270	.550	—	.550	14.81
2015	14.81	.572	(b)	(.118)	.454	.564	—	.564	14.70
Institutional Class
2013 (c)	15.26	.384		(1.156)	(.772)	.348	—	.348	14.14
2014	14.14	.554	(b)	.716	1.270	.550	—	.550	14.86
2015	14.86	.557	(b)	(.133)	.424	.564	—	.564	14.72

NORTH CAROLINA FUND
Class A
2011	$13.10	$.524		$.898	$1.422	$.522	—	$.522	$14.00
2012	14.00	.503		.415	.918	.518	—	.518	14.40
2013	14.40	.504		(1.114)	(.610)	.500	—	.500	13.29
2014	13.29	.501	(b)	.579	1.080	.500	—	.500	13.87
2015	13.87	.496	(b)	(.166)	.330	.500	—	.500	13.70
Class B
2011	13.10	.448		.888	1.336	.426	—	.426	14.01
2012	14.01	.410		.402	.812	.422	—	.422	14.40
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29
2014	13.29	.402	(b)	.572	.974	.404	—	.404	13.86
2015	13.86	.389	(b)	(.175)	.214	.404	—	.404	13.67
Advisor Class
2013 (c)	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28
2014	13.28	.537	(b)	.570	1.107	.517	—	.517	13.87
2015	13.87	.543	(b)	(.175)	.368	.528	—	.528	13.71
Institutional Class
2013 (c)	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30
2014	13.30	.511	(b)	.586	1.097	.517	—	.517	13.88
2015	13.88	.517	(b)	(.179)	.338	.528	—	.528	13.69

Ratios/Supplemental Data
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.54%	$159,525	.97%		.97%		4.05%		1.02%		4.00%		25%
6.55	171,448	.96		.97		3.66		1.02		3.61		26
(3.78)	152,201	.96		.96		3.65		1.02		3.59		45
8.96	149,367	.94		.94		3.69		1.01		3.62		28
2.76	144,162	.93		.93		3.60		1.01		3.52		36

9.68	1,123	1.67		1.67		3.35		1.72		3.30		25
5.84	1,638	1.66		1.67		2.96		1.72		2.91		26
(4.52)	1,335	1.68		1.68		2.92		1.74		2.86		45
8.21	1,307	1.67		1.67		2.96		1.74		2.89		28
2.05	1,183	1.65		1.65		2.88		1.73		2.80		36

(5.40)††	1	.81	†	.81	†	3.80	†	.87	†	3.74	†	45
9.13	3,581	.64		.64		3.89		.71		3.82		28
3.13	6,304	.62		.62		3.90		.71		3.81		36

(5.06)††	1	.66	†	.66	†	3.95	†	.72	†	3.89	†	45
9.09	1	.62		.62		4.01		.69		3.94		28
2.92	6	.61		.61		3.92		.69		3.84		36

11.08%	$25,331	1.02%		1.02%		3.89%		1.07%		3.84%		21%
6.63	27,039	1.01		1.01		3.51		1.06		3.46		24
(4.30)	23,349	1.02		1.02		3.64		1.08		3.58		24
8.22	19,672	1.03		1.03		3.64		1.10		3.57		11
2.42	19,983	1.02		1.02		3.60		1.10		3.52		10

10.37	518	1.72		1.72		3.19		1.77		3.14		21
5.84	424	1.71		1.71		2.81		1.76		2.76		24
(4.96)	284	1.75		1.75		2.89		1.81		2.83		24
7.40	113	1.77		1.77		2.93		1.84		2.86		11
1.57	79	1.79		1.79		2.82		1.88		2.73		10

(5.42)††	1	.88	†	.88	†	3.78	†	.94	†	3.72	†	24
8.43	370	.72		.72		3.88		.79		3.81		11
2.69	213	.72		.72		3.92		.80		3.84		10

(5.28)††	1	.73	†	.73	†	3.93	†	.79	†	3.87	†	24
8.34	1	.72		.72		3.95		.79		3.88		11
2.48	6	.71		.71		3.91		.79		3.83		10

Financial Highlights (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
OHIO FUND
Class A
2011	$12.08	$.486		$.599	$1.085	$.485	$—	$.485	$12.68
2012	12.68	.464		.330	.794	.467	.007	.474	13.00
2013	13.00	.449		(.949)	(.500)	.440	—	.440	12.06
2014	12.06	.430	(b)	.765	1.195	.435	—	.435	12.82
2015	12.82	.431	(b)	(.130)	.301	.401	—	.401	12.72
Class B
2011	12.09	.422		.570	.992	.402	—	.402	12.68
2012	12.68	.382		.319	.701	.384	.007	.391	12.99
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04
2014	12.04	.320	(b)	.756	1.076	.346	—	.346	12.77
2015	12.77	.310	(b)	(.127)	.183	.273	—	.273	12.68
Advisor Class
2013 (c)	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04
2014	12.04	.397	(b)	.758	1.155	.435	—	.435	12.76
2015	12.76	.385	(b)	(.235)	.150	.390	—	.390	12.52
Institutional Class
2013 (c)	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07
2014	12.07	.459	(b)	.756	1.215	.435	—	.435	12.85
2015	12.85	.457	(b)	(.121)	.336	.396	—	.396	12.79

OREGON FUND
Class A
2011	$12.89	$.483		$.935	$1.418	$.488	—	$.488	$13.82
2012	13.82	.455		.439	.894	.454	—	.454	14.26
2013	14.26	.450		(1.165)	(.715)	.445	—	.445	13.10
2014	13.10	.446	(b)	.729	1.175	.445	—	.445	13.83
2015	13.83	.429	(b)	(.105)	.324	.434	—	.434	13.72
Class B
2011	12.87	.392		.924	1.316	.396	—	.396	13.79
2012	13.79	.355		.443	.798	.358	—	.358	14.23
2013	14.23	.345		(1.166)	(.821)	.349	—	.349	13.06
2014	13.06	.339	(b)	.730	1.069	.349	—	.349	13.78
2015	13.78	.318	(b)	(.111)	.207	.337	—	.337	13.65
Advisor Class
2013 (c)	14.33	.276		(1.240)	(.964)	.296	—	.296	13.07
2014	13.07	.481	(b)	.715	1.196	.466	—	.466	13.80
2015	13.80	.471	(b)	(.107)	.364	.474	—	.474	13.69
Institutional Class
2013 (c)	14.33	.323		(1.237)	(.914)	.296	—	.296	13.12
2014	13.12	.460	(b)	.736	1.196	.466	—	.466	13.85
2015	13.85	.455	(b)	(.118)	.337	.477	—	.477	13.71

Ratios/Supplemental Data
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

9.18%	$23,155	1.04%		1.04%		3.95%		1.09%		3.90%		35%
6.32	24,132	1.03		1.03		3.57		1.08		3.52		28
(3.92)	21,506	1.04		1.04		3.58		1.10		3.52		69
10.04	22,249	1.03		1.03		3.42		1.10		3.35		81
2.39	21,571	1.01		1.01		3.38		1.10		3.29		29

8.36	245	1.74		1.74		3.25		1.79		3.20		35
5.57	190	1.73		1.73		2.87		1.78		2.82		28
(4.63)	83	1.82		1.82		2.77		1.88		2.71		69
9.03	79	1.90		1.90		2.56		1.97		2.49		81
1.45	75	1.95		1.95		2.44		2.03		2.36		29

(5.59)††	1	.89	†	.89	†	3.73	†	.95	†	3.67	†	69
9.71	1	.89		.89		3.56		.96		3.49		81
1.19	11	.87		.87		3.52		.96		3.43		29

(5.35)††	1	.74	†	.74	†	3.88	†	.80	†	3.82	†	69
10.20	1	.72		.72		3.73		.79		3.66		81
2.65	6	.70		.70		3.69		.79		3.60		29

11.24%	$46,952	1.01%		1.01%		3.65%		1.06%		3.60%		26%
6.51	53,879	1.00		1.00		3.19		1.05		3.14		14
(5.08)	47,716	1.00		1.00		3.29		1.06		3.23		43
9.06	47,248	.99		.99		3.27		1.06		3.20		25
2.39	49,015	.98		.98		3.13		1.06		3.05		27

10.39	633	1.71		1.71		2.95		1.76		2.90		26
5.81	563	1.70		1.70		2.49		1.75		2.44		14
(5.83)	450	1.76		1.76		2.54		1.82		2.48		43
8.25	346	1.77		1.77		2.50		1.84		2.43		25
1.53	321	1.77		1.77		2.33		1.86		2.24		27

(6.74)††	1	.84	†	.84	†	3.45	†	.90	†	3.39	†	43
9.24	2,698	.66		.66		3.50		.73		3.43		25
2.69	2,315	.67		.67		3.44		.75		3.36		27

(6.39)††	1	.69	†	.69	†	3.60	†	.75	†	3.54	†	43
9.21	1	.66		.66		3.60		.73		3.53		25
2.48	6	.66		.66		3.45		.74		3.37		27

Financial Highlights (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Year
PENNSYLVANIA FUND
Class A
2011	$12.56	$.534		$.772	$1.306	$.536	$—	$.536	$13.33
2012	13.33	.505		.490	.995	.530	.015	.545	13.78
2013	13.78	.496		(1.008)	(.512)	.488	—	.488	12.78
2014	12.78	.495	(b)	.723	1.218	.488	—	.488	13.51
2015	13.51	.496	(b)	(.126)	.370	.490	—	.490	13.39
Class B
2011	12.56	.536		.673	1.209	.449	—	.449	13.32
2012	13.32	.484		.423	.907	.442	.015	.457	13.77
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75
2014	12.75	.383	(b)	.728	1.111	.401	—	.401	13.46
2015	13.46	.385	(b)	(.133)	.252	.402	—	.402	13.31
Advisor Class
2013 (c)	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77
2014	12.77	.527	(b)	.717	1.244	.504	—	.504	13.51
2015	13.51	.534	(b)	(.127)	.407	.517	—	.517	13.40
Institutional Class
2013 (c)	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79
2014	12.79	.496	(b)	.718	1.214	.504	—	.504	13.50
2015	13.50	.523	(b)	(.136)	.387	.517	—	.517	13.37

VIRGINIA FUND
Class A
2011	$12.64	$.493		$.759	$1.252	$.492	—	$.492	$13.40
2012	13.40	.453		.332	.785	.465	—	.465	13.72
2013	13.72	.438		(1.030)	(.592)	.438	—	.438	12.69
2014	12.69	.434	(b)	.724	1.158	.438	—	.438	13.41
2015	13.41	.419	(b)	(.142)	.277	.417	—	.417	13.27
Class B
2011	12.61	.414		.746	1.160	.400	—	.400	13.37
2012	13.37	.374		.309	.683	.373	—	.373	13.68
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65
2014	12.65	.322	(b)	.714	1.036	.346	—	.346	13.34
2015	13.34	.298	(b)	(.153)	.145	.305	—	.305	13.18
Advisor Class
2013 (c)	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66
2014	12.66	.450	(b)	.702	1.152	.442	—	.442	13.37
2015	13.37	.432	(b)	(.138)	.294	.424	—	.424	13.24
Institutional Class
2013 (c)	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72
2014	12.72	.441	(b)	.721	1.162	.442	—	.442	13.44
2015	13.44	.442	(b)	(.148)	.294	.424	—	.424	13.31

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized

See notes to financial statements

Ratios/Supplemental Data
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.64%	$37,602	1.01%		1.01%		4.14%		1.06%		4.09%		34%
7.56	40,210	1.01		1.01		3.69		1.06		3.64		33
(3.77)	35,056	1.00		1.00		3.74		1.07		3.67		41
9.65	36,354	.99		.99		3.72		1.06		3.65		40
2.79	34,100	.98		.98		3.69		1.06		3.61		58

9.81	580	1.71		1.71		3.44		1.76		3.39		34
6.88	438	1.71		1.71		2.99		1.76		2.94		33
(4.56)	295	1.80		1.80		2.93		1.87		2.86		41
8.79	283	1.82		1.82		2.89		1.89		2.82		40
1.90	261	1.79		1.79		2.88		1.88		2.79		58

(5.41)††	1	.85	†	.85	†	3.89	†	.92	†	3.82	†	41
9.86	317	.71		.71		3.93		.78		3.86		40
3.07	592	.69		.69		3.98		.78		3.89		58

(5.26)††	1	.70	†	.70	†	4.04	†	.77	†	3.97	†	41
9.60	1	.68		.68		4.03		.75		3.96		40
2.93	6	.67		.67		4.00		.75		3.92		58

10.11%	$36,247	1.01%		1.01%		3.80%		1.06%		3.75%		34%
5.92	41,169	1.01		1.01		3.32		1.06		3.27		19
(4.38)	39,638	1.00		1.00		3.32		1.06		3.26		38
9.23	40,448	.99		.99		3.29		1.06		3.22		38
2.11	42,491	.97		.97		3.16		1.05		3.08		26

9.35	417	1.71		1.71		3.10		1.76		3.05		34
5.15	288	1.71		1.71		2.62		1.76		2.57		19
(5.06)	153	1.77		1.77		2.54		1.83		2.48		38
8.26	108	1.83		1.83		2.45		1.90		2.38		38
1.11	34	1.93		1.93		2.26		2.01		2.18		26

(6.03)††	1	.85	†	.85	†	3.47	†	.91	†	3.41	†	38
9.21	105	.80		.80		3.40		.87		3.33		38
2.24	89	.87		.87		3.26		.96		3.17		26

(5.59)††	1	.70	†	.70	†	3.62	†	.76	†	3.56	†	38
9.23	1	.67		.67		3.61		.74		3.54		38
2.24	6	.65		.65		3.48		.73		3.40		26

††	Not annualized
(a)	Prior to September 4, 2012, known as Tax Exempt Fund.
(b)	Based on average shares outstanding during the period noted.
(c)	For the period May 1, 2013 (inception of share class) to December 31, 2013.
(d)	Prior to September 4, 2012, known as Tax Exempt Fund II.

Notes to Financial Statements

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Prior to September 4, 2012, Tax Exempt Income Fund was known as Tax Exempt Fund and Tax Exempt Opportunities Fund was known as Tax Exempt Fund II. Each Fund accounts separately for its assets, liabilities and operations. Each Fund is diversified. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of December 31, 2015:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:*
Tax Exempt Income	—	$660,520,675	—
Tax Exempt Opportunities	—	266,879,000	—
California	—	50,246,192	—
Connecticut	—	34,330,534	—
Massachusetts	—	21,747,737	—
Michigan	—	20,149,450	—
Minnesota	—	21,060,070	—
New Jersey	—	46,709,414	—
New York	—	149,836,878	—
North Carolina	—	20,094,699	—
Ohio	—	21,418,785	—
Oregon	—	50,043,837	—
Pennsylvania	—	34,585,037	—
Virginia	—	40,657,015	—
Investments in Short-Term Tax Exempt Investments:
Tax Exempt Opportunities	—	$1,000,000	—
Oregon	—	294,717	—
Virginia	—	400,000	—

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the year ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2015, capital loss carryovers were as follows:

		Year Capital Loss Carryovers Expire	Not Subject to Expiration
Fund	Total	2017	Short Term	Long Term	Capital Loss Carryovers Utilized*
Tax Exempt Income	$9,248,189	$—	$7,850,755	$1,397,434	$567,074
Tax Exempt Opportunities	4,611,594	—	4,166,018	445,576	1,455,756
California	1,054,139	—	506,647	547,492	155,193
Connecticut	461,336	—	117,900	343,436	102,014
Massachusetts	537,398	—	299,708	237,690	8,120
Michigan	37,942	—	—	37,942	97,211
Minnesota	209,771	—	209,771	—	57,581
New Jersey	499,327	—	—	499,327	216,496
New York	3,475,852	634,149	1,237,531	1,604,172	368,338
North Carolina	326,660	—	68,901	257,759	53,725
Ohio	243,826	—	243,826	—	27,763
Oregon	1,221,668	—	590,862	630,806	44,494
Pennsylvania	59,364	—	—	59,364	233,926
Virginia	1,325,607	289,554	533,538	502,515	868

*	During the year ended December 31, 2015, the Funds utilized capital loss carryovers in the amounts indicated.

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 – 2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the year ended December 31, 2015, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $2,167 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At December 31, 2015, the Funds had no outstanding investments in futures contracts or options; however,

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

some of the Funds invested in futures contracts during the year ended December 31, 2015 to hedge against an increase in interest rates.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2015, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the year ended December 31, 2015, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the year ended December 31, 2015, the Funds had no investments in MMD Rate Locks.

For the year ended December 31, 2015, the effect of derivative instruments in the Statements of Operations is as follows:

Fund	Net Realized Gain/(Loss) on Futures Contracts
Tax Exempt Opportunities	$(25,297)
California	(3,613)
New Jersey	(3,614)
New York	(7,228)
Oregon	(3,613)
Virginia	(3,614)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”). Institutional Class and Advisor Class shares were made available for sale to the public starting May 1, 2013 and October 1, 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges or distribution plan fees associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the year ended December 31, 2015, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

Fund	Cost of Purchases	Proceeds of Sales
Tax Exempt Income	$80,471,928	$70,249,273
Tax Exempt Opportunities	158,470,352	157,281,841
California	39,342,661	37,208,256
Connecticut	8,537,113	8,621,396
Massachusetts	3,069,261	3,200,966
Michigan	6,602,766	6,314,710
Minnesota	4,202,220	4,782,290
New Jersey	23,149,865	25,079,430
New York	53,589,123	55,574,110
North Carolina	2,183,628	1,900,967
Ohio	6,203,228	6,712,886
Oregon	14,473,408	13,084,559
Pennsylvania	20,569,228	22,179,972
Virginia	11,326,262	10,413,969

At December 31, 2015, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Tax Exempt Income	$592,222,852	$68,297,823	$—	$68,297,823
Tax Exempt Opportunities	241,413,947	26,465,053	—	26,465,053
California	44,982,473	5,263,719	—	5,263,719
Connecticut	31,686,696	2,643,838	—	2,643,838
Massachusetts	19,310,893	2,436,844	—	2,436,844
Michigan	18,245,814	1,903,636	—	1,903,636
Minnesota	19,311,856	1,748,214	—	1,748,214
New Jersey	42,488,487	4,220,927	—	4,220,927
New York	134,195,079	15,641,799	—	15,641,799
North Carolina	18,090,160	2,004,539	—	2,004,539
Ohio	19,490,296	1,928,489	—	1,928,489
Oregon	45,842,519	4,496,318	283	4,496,035
Pennsylvania	31,016,893	3,568,144	—	3,568,144
Virginia	37,670,919	3,386,096	—	3,386,096

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, Foresters Financial Services, Inc. (“FFS”) and /or its transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the year ended December 31, 2015, total trustees fees accrued by the Funds amounted to $75,333.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the year ended December 31, 2015, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds. For the periods January 1, 2015 through June 30, 2015 and July 1, 2015 through December 31, 2015, FIMCO has voluntarily waived advisory fees in excess of .53% and .50%, respectively, for each of the single State Tax Exempt Funds. For the year ended December 31, 2015, advisory fees accrued by the Funds to FIMCO were $8,682,620 of which $874,809 was waived as noted above.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

December 31, 2015

For the year ended December 31, 2015, FFS, as underwriter, received $2,723,104 in commissions from the sale of shares of the Funds after allowing $180,725 to other dealers. Shareholder servicing costs included $714,997 in transfer agent fees accrued to FIS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FFS a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2015, total distribution plan fees accrued to FFS by the Funds amounted to $4,279,581.

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2015 and December 31, 2014 were as follows:

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Distributions Declared from				Distributions Declared from
Fund	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Tax Exempt Income	$25,960,902	$128,375	$—	$26,089,277	$25,841,999	$69,334	$—	$25,911,333
Tax Exempt Opportunities	8,659,101	29,098	—	8,688,199	8,527,988	14,276	—	8,542,264
California	1,683,369	6,053	—	1,689,422	1,628,085	1,168	—	1,629,253
Connecticut	1,096,034	8,810	—	1,104,844	1,161,038	1,174	—	1,162,212
Massachusetts	727,817	220	—	728,037	738,684	210	—	738,894
Michigan	714,110	17,869	—	731,979	745,398	3,941	—	749,339
Minnesota	726,897	235	—	727,132	734,262	132	—	734,394
New Jersey	1,706,686	295	—	1,706,981	1,811,692	375	—	1,812,067
New York	5,445,144	11,332	—	5,456,476	5,568,647	43,826	—	5,612,473
North Carolina	723,671	525	—	724,196	758,075	506	—	758,581
Ohio	667,047	18,940	—	685,987	768,478	1,060	—	769,538
Oregon	1,600,476	7,867	—	1,608,343	1,635,773	2,419	—	1,638,192
Pennsylvania	1,308,329	5,924	—	1,314,253	1,344,772	1,998	—	1,346,770
Virginia	1,268,447	17,971	—	1,286,418	1,332,110	17,555	—	1,349,665

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Ordinary Income	Undistributed Taxable Ordinary Income	Capital Loss Carryover	Other Accumulated Losses*	Unrealized Appreciation	Total Distributable Earnings**
Tax Exempt Income	$1,332,360	$—	$(9,248,189)	$—	$68,297,823	$60,381,994
Tax Exempt Opportunities	890,377	—	(4,611,594)	—	26,465,053	22,743,836
California	85,866	—	(1,054,139)	—	5,263,719	4,295,446
Connecticut	42,399	—	(461,336)	—	2,643,838	2,224,901
Massachusetts	6,038	—	(537,398)	—	2,436,844	1,905,484
Michigan	41,229	—	(37,942)	—	1,903,636	1,906,923
Minnesota	1,806	—	(209,771)	—	1,748,214	1,540,249
New Jersey	7,638	—	(499,327)	—	4,220,927	3,729,238
New York	190,734	—	(3,475,852)	—	15,641,799	12,356,681
North Carolina	6,969	—	(326,660)	—	2,004,539	1,684,848
Ohio	58,703	—	(243,826)	(135)	1,928,489	1,743,231
Oregon	12,940	—	(1,221,668)	—	4,496,035	3,287,307
Pennsylvania	58,562	—	(59,364)	—	3,568,144	3,567,342
Virginia	11,868	—	(1,325,607)	—	3,386,096	2,072,357

*	Other accumulated losses consist of late loss deferrals, post-October loss deferrals, which are utilized on the first day of the Funds’ next fiscal year.

**	Differences between book distributable earnings and tax distributable earnings consist of primarily of post-October losses and amortization of bond premium and discounts.

For the year ended December 31, 2015, the following reclassifications were made to reflect permanent differences between book reporting and tax reporting:

	Capital Paid In	Undistributed Ordinary Income	Accumulated Capital Gains
Minnesota	$(24,766)	$—	$24,766

7. Name Changes—On September 21, 2015, First Investors Management Company, Inc. changed its name to Foresters Investment Management Company, Inc., First Investors Corporation changed its name to Foresters Financial Services, Inc. and Administrative Data Management Corp. changed its name to Foresters Investor Services, Inc. The name changes did not result in any changes in the organization, management or corporate structure of the entities and did not affect the provisions of any currently existing agreements between the companies and the First Investors Funds.

8. Subsequent Events—Subsequent events occurring after December 31, 2015, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2015, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of December 31, 2015, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 26, 2016

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees and Officers*

Name, Year of Birth and Address	Position(s) Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
DISINTERESTED TRUSTEES
Susan E. Artmann (1954) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 11/1/12	46	None

Principal Occupation During Past 5 Years:

Retired. Executive Vice President and Chief Financial Officer of HSBC Insurance North America (2012-2013); Executive Vice President and President (2008-2011) of HSBC Taxpayer Financial Services.

Mary J. Barneby (1952) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 11/1/12	46	None

Principal Occupation During Past 5 Years:

Chief Executive Officer, Girl Scouts of Connecticut (since October 2012); Executive Director of UBS Financial Services, Inc. and Head of Stamford Private Wealth Office (2002-2012).

Charles R. Barton, III (1965) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 1/1/06	46	None

Principal Occupation During Past 5 Years:

Chief Operating Officer (since 2007), Board Director (since 1989, currently Ex-Officio) and Trustee (since 1994) of The Barton Group/Barton Mines Corporation (mining and industrial abrasives distribution); President of Noe Pierson Corporation (land holding and management services provider) (since 2004).

Arthur M. Scutro, Jr. (1941) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee and Chairman	Trustee since 1/1/06 and Chairman since 1/1/13	46	None
Principal Occupation During Past 5 Years: None/Retired

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees and Officers* (continued)

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
DISINTERESTED TRUSTEES (continued)
Mark R. Ward (1952) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Trustee	Since 1/1/10	46	None
Principal Occupation During Past 5 Years: Self-employed, consultant (since 2008).

*	Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
OFFICER(S) WHO ARE NOT TRUSTEES
William Lipkus (1964) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	President	Since 2014	N/A	None

Principal Occupation During Past 5 Years:

Chief Executive Officer, President and Director (since 2012), Treasurer (1999-2013), Chief Financial Officer (1997-2013) and Chief Administrative Officer (2012-2014) of Foresters Financial Holding Company, Inc. (formerly, First Investors Consolidated Corporation); Director (since 2007), Chairman (since 2012), Chief Administrative Officer (2012-2014) and Chief Financial Officer (1998-2013) of Foresters Investment Management Company, Inc. (formerly, First Investors Management Company, Inc.); Director (since 2011), Chairman (since 2012), Chief Financial Officer (1998-2013), Treasurer (1999-2013) and Chief Administrative Officer (2012-2014) of Foresters Financial Services, Inc. (formerly, First Investors Corporation); Chairman (since 2012), Director (since 2007), Chief Administrative Officer (2012-2014) and, Treasurer and Chief Financial Officer (1998-2013) of Foresters Investor Services, Inc. (formerly Administrative Data Management Corp.); Director and Chairman (since 2012), Vice President (1996-2014), Treasurer and Chief Financial Officer (1996-2013) and Chief Administrative Officer (2012-2014) of Foresters Life Insurance and Annuity Company (formerly, First Investors Life Insurance Company); and Board of Managers and Chairman (since 2012) and Chief Financial Officer (2012-2013) of Foresters Advisory Services, LLC (formerly, First Investors Advisory Services, LLC) and Director (Since 2015) of Foresters Equity Services, Inc.

Joseph I. Benedek (1957) c/o Foresters Investment Management Company, Inc. Raritan Plaza I Edison, NJ 08837	Treasurer	Since 1988	N/A	None
Principal Occupation During Past 5 Years: Treasurer of Foresters Investment Management Company, Inc. (formerly, First Investors Management Company, Inc.).
Mary Carty (1950) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Secretary	Since 2010	N/A	None

Principal Occupation During Past 5 Years:

General Counsel of Foresters Investment Management Company, Inc. (formerly, First Investors Management Company, Inc.) and various affiliated companies since December 2012; Assistant Counsel of Foresters Investment Management Company, Inc. (formerly, First Investors Management Company, Inc.) (2010-2012).

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees and Officers* (continued)

Name, Year of Birth and Address	Position Held with Funds	Length of Time Served (Including with Predecessor Funds)	Number of Portfolios in Fund Complex Overseen	Other Trusteeships/ Directorships Held
OFFICER(S) WHO ARE NOT TRUSTEES (continued)
Marc S. Milgram (1957) c/o First Investors Funds, Legal Department 40 Wall Street New York, NY 10005	Chief Compliance Officer	Since 2010	N/A	None
Principal Occupation During Past 5 Years: First Investors Federal Savings Bank, President (2000-2011), Treasurer (1987-2011) and Director (2004-2011).

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser

Foresters Investment Management Company, Inc.

40 Wall Street
New York, NY 10005

Underwriter

Foresters Financial Services, Inc.

40 Wall Street
New York, NY 10005

Custodian

The Bank of New York Mellon

One Wall Street
New York, NY 10286

Transfer Agent

Foresters Investor Services, Inc.

Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public

Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street
Philadelphia, PA 19103

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult the Funds’ prospectus for a precise explanation of the risks associated with your fund.

NOTES

NOTES

NOTES

Foresters Financial 40 Wall Street New York, NY 10005

TEAR

Item 2.	Code of Ethics

As of December 31, 2015, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.  There were no revisions made to the code of ethics during the year January 1, 2015 through December 31, 2015.

For the year ended December 31, 2015, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert

During the reporting period the Registrant's Board determined that it had at least one "audit committee financial expert" serving on its audit committee. Arthur M. Scutro, Jr. and Mark R. Ward were the "audit committee financial experts" during all or part of the period and were considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fiscal Year Ended December 31,
2015	2014
----	----

(a)	Audit Fees

First Investors Tax Exempt Funds	$179,250	$175,000

(b)	Audit-Related Fees

First Investors Tax Exempt Funds	$0	$0

(c)	Tax Fees

First Investors Tax Exempt Funds	$60,600	$59,200

Nature of services:  tax returns preparation and tax compliance

(d)	All Other Fees

First Investors Tax Exempt Funds	$0	$0

(e)(1)	Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee (a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the First Investors Funds (“Funds”) and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors’ specific representations as to their independence; (b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor; and (c) to pre-approve all non-audit services to be provided by the Funds’ independent auditor to the Funds’ investment adviser or to any entity that controls, is controlled by or is under common control with the Funds’ investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds.  The Audit Committee has not adopted pre-approval policies or procedures to permit the services in (b) and (c) above to be pre-approved by other means.

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2015 and 2014 were $169,000 and $229,700, respectively.

(h) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End ManagementInvestment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Filed herewith

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:	February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	February 24, 2016